                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-08212
                                  ---------------------------------------------

                           J.P. Morgan Series Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                522 Fifth Avenue,  New York,                        NY 10036
 -------------------------------------------------------------------------------
                (Address of principal executive offices)          (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------
Date of fiscal year end:   December 31, 2003
                         -------------------------

Date of reporting period:  January 1, 2003 through June 30, 2003
                         -----------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

2003
SEMI-ANNUAL REPORT JUNE 30 (UNAUDITED)

U.S. LARGE CAP CORE EQUITY PORTFOLIO


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

CONTENTS

President's Letter                                  1

JPMorgan U.S. Large Cap Core Equity Portfolio
  Portfolio Commentary                              3

Portfolio of Investments                            6

Financial Statements                                9

Notes to Financial Statements                      12

Financial Highlights                               16

HIGHLIGHTS

- Beginning in mid-March, investors looked ahead with confidence that, with the war's end, the national economy would begin to mend in earnest.

- Investors appreciated that equities, generally, had fallen too long and too far, and got back in to ride the incoming tide, in the process lifting stocks to levels that had not been seen in much too long a time.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan
  U.S. Large Cap Core Equity Portfolio

PRESIDENT'S LETTER  AUGUST 4, 2003

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan U.S. Large Cap Core Equity Portfolio (formerly JPMorgan U.S. Disciplined Equity Portfolio) for the six months ended June 30, 2003.

A RISING TIDE...
Anyone familiar with the nation's equity markets is no doubt equally familiar with that old saw "A rising tide lifts all ships". No truer words could describe the markets' performance during this year's second quarter.

Beginning in mid-March, investors gazed across the equity landscape and became enamored by what they saw. They looked ahead with confidence that, with the war's end, the national economy would begin to mend in earnest.

They also looked behind them, to the first quarter of this year, and figured that things were not likely to get any worse for equities. The beneficiaries of their regard included the technology, telecommunications and Internet-related stocks that survived the severe winnowing these sectors had undergone since the collapse of the Internet bubble in March 2000. Broadening their perspective, consumers and investors alike anticipated the windfall of a massive tax package, one that would reduce the tax on dividends and help to make equity ownership more attractive.

....AND SETTING SAIL?

Whether the recent bull market continues depends on a number of factors. Will consumers continue to spend our economy into a new cycle of growth? The boom in mortgage refinancing has reduced consumer debt servicing burdens and unlocked considerable equity. However, will this capital find its way into the economy any time soon?

Additionally, there is the question as to whether corporate managements will pull the trigger on growth and ratchet up capital spending. Newly lean corporations are poised for growth, but will they continue to wait for definitive signs of a stronger economy before committing new capital to help it along?

[SIDENOTE]

[PHOTO]

Broadening their perspective, consumers and investors alike anticipated the windfall of a massive tax package, one that would reduce the tax on dividends and help to make equity ownership more attractive.

The portfolio management team and everyone at JPMorgan Fleming Asset Management appreciate your continued investment with us. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMorgan U.S.
  Large Cap Core Equity Portfolio

AS OF JUNE 30, 2003                                                  (Unaudited)

PORTFOLIO FACTS

Portfolio Inception                       1/3/95
Fiscal Year End                      DECEMBER 31
Net Assets as of 6/30/2003       $    48,398,033
Benchmark                          S&P 500 INDEX
Portfolio Number                            1377
CUSIP Number                           616919304

Q: HOW DID THE PORTFOLIO PERFORM?

A: JPMorgan U.S. Large Cap Core Equity Portfolio, which seeks to provide high total return from a Portfolio of selected equity securities, returned 11.95% during the six months ended June 30, 2003. This compares with a gain of 11.76% for the S&P 500 Index, the Portfolio's benchmark, over the same period.

Q: WHY DID THE PORTFOLIO OUTPERFORM ITS BENCHMARK?

A: Effective stock selection aided performance during the first half of this year. The top six contributors were Tyco, Altria, Guidant, Ambac, McDonalds and Coca Cola.

   Tyco International (TYC) benefited by reassuring investors that it was taking the necessary steps to correct its once muddled financial reporting situation. Altria Group's shares rose sharply after a Florida appeals court threw out a record $145 billion punitive damages verdict against its tobacco unit, Philip Morris USA. Guidant advanced on better than expected earnings, due to its cardiac rhythm management business, while Ambac enjoyed the benefits of effective management and its proven leadership in the financial guaranty business. McDonald's received a boost from investor confidence in its new management team, and Coca-Cola appreciated on the back of a repositioning of its portfolio and management initiatives aimed at strengthening the balance sheets of its bottlers.

   Detracting from performance were investments in Kraft, DTE, Dover and Jones Apparel, which suffered from company-specific problems. Performance was also undermined by our not owning some of the best performing stocks in the S&P 500 Index during the second quarter, along with Merck and Hewlett-Packard.

   As the half ended, our sector over- and under-weights were as follows:
   Capital Markets, Media, Pharmaceuticals, Autos, Finance and Health Services.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: Effective March 31, 2003, JPMorgan U.S. Disciplined Equity Portfolio changed its name to JPMorgan U.S. Large Cap Core Equity Portfolio. Selected to head the portfolio management team was David Silberman.

   The Portfolio's strategy calls for investing at least 80% of assets in equity investments of large-cap companies. Sector by sector, the portfolio management team seeks to maintain weightings within +/- 3% of the S&P 500 Index. Within each sector, the Portfolio employs an active management style, overweighting stocks that our analysis suggest are undervalued, while underweighting or not holding stocks that appear to be overvalued. This disciplined investment process leads to the creation of a portfolio of between 50-60 securities. By emphasizing those stocks within this group that appear undervalued, while generally aligning the Portfolio's sector weightings with those of its benchmark, we seek long-term returns that exceed those of the S&P 500 Index, with a controlled level of volatility.

[CHART]

PERCENTAGE OF PORTFOLIO INVESTMENTS

Consumer Goods & Services               27.2%
Finance & Insurance                     20.7%
Technology                              14.4%
Pharmaceuticals                         12.2%
Industrial Products & Services           9.6%
Energy                                   6.7%
Telecommunications                       3.0%
Utilities                                2.8%
Health Services & Systems                2.4%
Short-Term Investments                   0.9%
Fixed Income                             0.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

  1.  Pfizer, Inc.                3.7%

  2.  Microsoft Corp.             3.6%

  3.  Citigroup, Inc.             3.4%

  4.  General Electric Co.        3.2%

  5.  The Coca-Cola Co.           2.9%

  6.  ChevronTexaco Corp.         2.7%

  7.  Tyco International LTD
        (Bermuda)                 2.6%

  8.  Altria Group, Inc.          2.6%

  9.  Cisco Systems, Inc.         2.5%

 10.  Eli Lilly & Co.             2.5%

Top 10 equity holdings comprised 29.7% of the Portfolio's market value of investments ($14,338,393). As of June 30, 2003, the Portfolio held 62 equity holdings. Portfolio holdings are subject to change at any time.

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                                     SINCE
                                                                                 INCEPTION
                                              1 YEAR     3 YEARS     5 YEARS      (1/3/95)
--------------------------------------------------------------------------------------------
U.S. LARGE CAP CORE EQUITY PORTFOLIO         (0.49%)    (12.44%)     (3.36%)         8.51%

[CHART]

LIFE OF PORTFOLIO PERFORMANCE (01/03/95 to 06/30/03)

               JPMORGAN U.S. LARGE CAP        S&P 500        LIPPER VARIABLE ANNUITY LARGE-CAP
               CORE EQUITY PORTFOLIO          INDEX          CORE FUNDS AVERAGE
  1/3/1995                  $   10,000        $   10,000                            $   10,000
 1/31/1995                  $   10,210        $   10,000                            $   10,000
 2/28/1995                  $   10,650        $   10,390                            $   10,380
 3/31/1995                  $   11,040        $   10,697                            $   10,674
 4/30/1995                  $   11,289        $   11,012                            $   10,918
 5/31/1995                  $   11,719        $   11,453                            $   11,285
 6/30/1995                  $   11,940        $   11,718                            $   11,648
 7/31/1995                  $   12,370        $   12,107                            $   12,140
 8/31/1995                  $   12,419        $   12,138                            $   12,232
 9/30/1995                  $   12,779        $   12,650                            $   12,641
10/31/1995                  $   12,439        $   12,604                            $   12,506
11/30/1995                  $   13,160        $   13,158                            $   13,027
12/31/1995                  $   13,377        $   13,411                            $   13,156
 1/31/1996                  $   13,737        $   13,867                            $   13,509
 2/29/1996                  $   14,033        $   13,996                            $   13,785
 3/31/1996                  $   14,317        $   14,131                            $   13,916
 4/30/1996                  $   14,607        $   14,339                            $   14,211
 5/31/1996                  $   14,790        $   14,708                            $   14,554
 6/30/1996                  $   14,618        $   14,764                            $   14,496
 7/31/1996                  $   13,844        $   14,112                            $   13,822
 8/31/1996                  $   14,360        $   14,410                            $   14,220
 9/30/1996                  $   15,016        $   15,221                            $   14,989
10/31/1996                  $   15,231        $   15,641                            $   15,253
11/30/1996                  $   16,500        $   16,823                            $   16,249
12/31/1996                  $   16,221        $   16,490                            $   15,987
 1/31/1997                  $   17,145        $   17,521                            $   16,809
 2/28/1997                  $   17,216        $   17,658                            $   16,789
 3/31/1997                  $   16,649        $   16,932                            $   16,082
 4/30/1997                  $   17,332        $   17,943                            $   16,817
 5/31/1997                  $   18,457        $   19,035                            $   17,870
 6/30/1997                  $   19,020        $   19,888                            $   18,610
 7/31/1997                  $   20,659        $   21,471                            $   20,063
 8/31/1997                  $   19,918        $   20,269                            $   19,226
 9/30/1997                  $   20,780        $   21,380                            $   20,238
10/31/1997                  $   19,905        $   20,665                            $   19,537
11/30/1997                  $   20,373        $   21,622                            $   20,112
12/31/1997                  $   20,681        $   21,994                            $   20,424
 1/31/1998                  $   20,811        $   22,238                            $   20,554
 2/28/1998                  $   22,297        $   23,842                            $   22,040
 3/31/1998                  $   23,191        $   25,062                            $   23,070
 4/30/1998                  $   23,627        $   25,316                            $   23,312
 5/31/1998                  $   23,466        $   24,880                            $   22,869
 6/30/1998                  $   23,729        $   25,890                            $   23,697
 7/31/1998                  $   23,205        $   25,616                            $   23,360
 8/31/1998                  $   19,617        $   21,912                            $   19,838
 9/30/1998                  $   21,120        $   23,316                            $   20,986
10/31/1998                  $   22,651        $   25,212                            $   22,497
11/30/1998                  $   24,329        $   26,740                            $   23,802
12/31/1998                  $   25,500        $   28,280                            $   25,363
 1/31/1999                  $   26,191        $   29,462                            $   26,228
 2/28/1999                  $   25,143        $   28,546                            $   25,399
 3/31/1999                  $   26,237        $   29,688                            $   26,413
 4/30/1999                  $   27,709        $   30,837                            $   27,366
 5/31/1999                  $   27,368        $   30,109                            $   26,816
 6/30/1999                  $   29,029        $   31,780                            $   28,281
 7/31/1999                  $   28,036        $   30,788                            $   27,494
 8/31/1999                  $   27,891        $   30,634                            $   27,129
 9/30/1999                  $   27,076        $   29,795                            $   26,459
10/31/1999                  $   28,508        $   31,681                            $   27,988
11/30/1999                  $   28,965        $   32,324                            $   28,755
12/31/1999                  $   30,227        $   34,228                            $   30,756
 1/31/2000                  $   28,625        $   32,510                            $   29,446
 2/29/2000                  $   27,999        $   31,895                            $   29,570
 3/31/2000                  $   30,838        $   35,015                            $   31,971
 4/30/2000                  $   29,786        $   33,961                            $   30,852
 5/31/2000                  $   29,083        $   33,265                            $   30,040
 6/30/2000                  $   29,801        $   34,083                            $   30,995
 7/31/2000                  $   29,369        $   33,551                            $   30,537
 8/31/2000                  $   31,167        $   35,635                            $   32,586
 9/30/2000                  $   29,206        $   33,753                            $   30,927
10/31/2000                  $   29,154        $   33,611                            $   30,559
11/30/2000                  $   26,673        $   30,963                            $   28,029
12/31/2000                  $   26,907        $   31,115                            $   28,413
 1/31/2001                  $   28,046        $   32,219                            $   29,135
 2/28/2001                  $   25,409        $   29,281                            $   26,486
 3/31/2001                  $   23,765        $   27,424                            $   24,693
 4/30/2001                  $   25,776        $   29,555                            $   26,673
 5/31/2001                  $   26,065        $   29,753                            $   26,772
 6/30/2001                  $   25,468        $   29,030                            $   26,009
 7/31/2001                  $   25,198        $   28,746                            $   25,518
 8/31/2001                  $   23,570        $   26,946                            $   23,907
 9/30/2001                  $   21,364        $   24,772                            $   21,916
10/31/2001                  $   21,798        $   25,245                            $   22,466
11/30/2001                  $   23,515        $   27,181                            $   24,133
12/31/2001                  $   23,701        $   27,420                            $   24,362
 1/31/2002                  $   23,156        $   27,020                            $   23,846
 2/28/2002                  $   22,630        $   26,498                            $   23,340
 3/31/2002                  $   23,483        $   27,495                            $   24,232
 4/30/2002                  $   21,896        $   25,829                            $   22,841
 5/31/2002                  $   21,677        $   25,638                            $   22,608
 6/30/2002                  $   20,097        $   23,812                            $   20,958
 7/31/2002                  $   18,517        $   21,955                            $   19,350
 8/31/2002                  $   18,626        $   22,100                            $   19,464
 9/30/2002                  $   16,520        $   19,697                            $   17,481
10/31/2002                  $   17,935        $   21,431                            $   18,874
11/30/2002                  $   19,006        $   22,693                            $   19,810
12/31/2002                  $   17,862        $   21,361                            $   18,669
 1/31/2003                  $   17,408        $   20,801                            $   18,180
 2/28/2003                  $   17,154        $   20,489                            $   17,907
 3/31/2003                  $   17,336        $   20,688                            $   18,097
 4/30/2003                  $   18,735        $   22,393                            $   19,483
 5/31/2003                  $   19,687        $   23,573                            $   20,504
 6/30/2003                  $   20,007        $   23,875                            $   20,701

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Portfolio commenced operations on 1/3/95.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan U.S. Large Cap Core Equity Portfolio, S&P 500 Index, and Lipper Variable Annuity Large-Cap Core Funds Average from January 3, 1995 to June 30, 2003. The performance of the Portfoilo assumes reinvest of all dividends and capital gains distributions. The performance of the indices reflects an initial investment at the end of the month following the Portfolio's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is an unmanaged, broad-based index that replicated the U.S. stock markets. The Lipper Variable Annuity Large-Cap Core Funds Average describes the average total return for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

JPMorgan
  U.S. Large Cap Core Equity Portfolio

PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2003                                                  (Unaudited)

SHARES     ISSUER                                          VALUE
----------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.0%
----------------------------------------------------------------
           COMMON STOCKS -- 99.0%

           AEROSPACE -- 2.1%
 30,500    Raytheon Co.                             $  1,001,620

           APPAREL -- 1.2%
 19,400    Jones Apparel Group, Inc.*                    567,644

           BANKING -- 4.9%
 10,600    Bank of America Corp.                         837,718
 30,600    U.S. Bancorp                                  749,700
 19,800    Wachovia Corp.                                791,208
           -----------------------------------------------------
                                                       2,378,626
           -----------------------------------------------------

           BIOTECHNOLOGY -- 2.1%
 15,100    Amgen, Inc.*                                1,003,244

           BUSINESS SERVICES -- 2.3%
 34,900    Accenture LTD (Bermuda), Class A*             631,341
 11,500    First Data Corp.                              476,560
           -----------------------------------------------------
                                                       1,107,901
           -----------------------------------------------------

           CHEMICALS -- 0.8%
  6,500    Praxair, Inc.                                 390,650

           COMPUTER NETWORKS -- 2.5%
 72,500    Cisco Systems, Inc.*                        1,210,025

           COMPUTER SOFTWARE -- 4.1%
 68,800    Microsoft Corp.*                            1,761,968
 17,200    Oracle Corp.*                                 206,744
           -----------------------------------------------------
                                                       1,968,712
           -----------------------------------------------------

           COMPUTERS/COMPUTER HARDWARE -- 2.6%
 14,700    Dell Computer Corp.*                          469,812
  9,500    International Business Machines Corp.         783,750
           -----------------------------------------------------
                                                       1,253,562
           -----------------------------------------------------

           CONSUMER PRODUCTS -- 4.9%
 27,200    Altria Group, Inc.                          1,235,968
  8,200    Procter & Gamble Co.                          731,276
 11,900    The Gillette Co.                              379,134
           -----------------------------------------------------
                                                       2,346,378
           -----------------------------------------------------

           DIVERSIFIED -- 5.8%
 54,800    General Electric Co.                     $  1,571,664
 66,300    Tyco International LTD (Bermuda)            1,258,374
           -----------------------------------------------------
                                                       2,830,038
           -----------------------------------------------------

           FINANCIAL SERVICES -- 10.7%
 21,600    American Express Co.                          903,096
 37,900    Citigroup, Inc.                             1,622,119
  9,100    Fannie Mae                                    613,704
 12,150    Freddie Mac                                   616,856
  8,200    Goldman Sachs Group, Inc.                     686,750
 17,100    Merrill Lynch & Co., Inc.                     798,228
           -----------------------------------------------------
                                                       5,240,753
           -----------------------------------------------------

           FOOD/BEVERAGE PRODUCTS -- 4.4%
 22,300    Kraft Foods, Inc., Class A                    725,865
 30,700    The Coca-Cola Co.                           1,424,787
           -----------------------------------------------------
                                                       2,150,652
           -----------------------------------------------------

           HEALTH CARE/HEALTH CARE SERVICES -- 2.4%
 25,800    Guidant Corp.                               1,145,262

           INSURANCE -- 5.0%
 17,500    AMBAC Financial Group, Inc.                 1,159,375
  8,600    American International Group, Inc.            474,548
 21,500    The Allstate Corp.                            766,475
           -----------------------------------------------------
                                                       2,400,398
           -----------------------------------------------------

           METALS/MINING -- 0.9%
 16,400    Alcoa, Inc.                                   418,200

           MULTI-MEDIA -- 7.0%
  9,500    AOL Time Warner, Inc.*                        152,855
 32,300    Comcast Corp., Special Class A*               931,209
  9,200    Gannett Co., Inc.                             706,652
  7,600    The E.W. Scripps Co., Class A                 674,272
 22,000    Viacom, Inc., Class B*                        960,520
           -----------------------------------------------------
                                                       3,425,508
           -----------------------------------------------------

           OIL & GAS -- 6.7%
 10,900    Baker Hughes, Inc.                            365,913

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

SHARES     ISSUER                                          VALUE
----------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------
           OIL & GAS -- CONTINUED
 18,000    ChevronTexaco Corp.                      $  1,299,600
  8,400    ConocoPhillips                                460,320
  1,500    Devon Energy Corp.                             80,100
 28,550    Exxon Mobil Corp.                           1,025,231
           -----------------------------------------------------
                                                       3,231,164
           -----------------------------------------------------

           PHARMACEUTICALS -- 10.0%
 17,200    Eli Lilly & Co.                             1,186,284
 14,600    Johnson & Johnson                             754,820
 51,760    Pfizer, Inc.                                1,767,604
 22,200    Schering-Plough Corp.                         412,920
 17,000    Wyeth                                         774,350
           -----------------------------------------------------
                                                       4,895,978
           -----------------------------------------------------

           PIPELINES -- 0.1%
  4,100    El Paso Corp.                                  33,128

           RESTAURANTS/FOOD SERVICES -- 1.5%
 32,300    McDonald's Corp.                              712,538

           RETAILING -- 6.9%
 37,600    CVS Corp.                                   1,053,928
 20,500    Home Depot, Inc.                              678,960
 41,800    The TJX Companies, Inc.                       787,512
 16,350    Wal-Mart Stores, Inc.                         877,505
           -----------------------------------------------------
                                                       3,397,905
           -----------------------------------------------------

           SEMI-CONDUCTORS -- 3.0%
 29,500    Altera Corp.*                                 483,800
 33,000    Intel Corp.                                   685,872
  8,300    Linear Technology Corp.                       267,343
           -----------------------------------------------------
                                                       1,437,015
           -----------------------------------------------------

           TELECOMMUNICATIONS -- 3.0%
 24,100    SBC Communications, Inc.                      615,755
 20,600    Verizon Communications, Inc.                  812,670
           -----------------------------------------------------
                                                       1,428,425
           -----------------------------------------------------

           TEXTILES -- 1.3%
 10,900    Mohawk Industries, Inc.*                 $    605,277

           UTILITIES -- 2.8%
 15,000    DTE Energy Co.                                579,600
 11,000    Pinnacle West Capital Corp.                   411,950
 10,000    SCANA Corp.                                   342,800
           -----------------------------------------------------
                                                       1,334,350
           -----------------------------------------------------
           Total Common Stocks                        47,914,953
           (Cost $45,541,168)
           -----------------------------------------------------

PRINCIPAL
AMOUNT
----------------------------------------------------------------
SHORT TERM INVESTMENTS -- 1.0%
----------------------------------------------------------------
           U.S. TREASURY SECURITY -- 0.1%
$50,000    U.S. Treasury Note,
           3.00%, 11/30/03 @                        $     50,422
           (Cost $50,346)
           -----------------------------------------------------

SHARES
----------------------------------------------------------------
           MONEY MARKET FUND -- 0.9%
413,692    JPMorgan Prime Money
           Market Fund (a)                               413,692
           (Cost $413,692)
           -----------------------------------------------------
           Total Short-Term Investments                  464,114
           (Cost $464,038)
           -----------------------------------------------------
           Total Investments -- 100.0%              $ 48,379,067
           (Cost $46,005,206)
           -----------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS

                                                                                      NOTIONAL           UNREALIZED
NUMBER OF                                                                             VALUE AT         APPRECIATION
CONTRACTS DESCRIPTION                                          EXPIRATION DATE  06/30/03 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------
          LONG FUTURES OUTSTANDING
2         S&P 500 Index                                        September, 2003      $  486,650            $ (16,536)

Abbreviations:

*   -- Non-income producing security.
@   -- Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Fleming Asset Management Inc.
USD -- United States Dollar.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan
  U.S. Large Cap Core Equity Portfolio

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003                                                  (Unaudited)

ASSETS:
Investment securities, at value                                    $     48,379,067
Receivables:
    Shares of beneficial interest sold                                       30,550
    Interest and dividends                                                   62,249
-----------------------------------------------------------------------------------
Total Assets                                                             48,471,866
-----------------------------------------------------------------------------------
LIABILITIES:
Payables:
    Due to custodian                                                            237
    Shares of beneficial interest
      redeemed                                                               14,918
Accrued liabilities:
    Investment advisory fees                                                 14,060
    Administration fees                                                       2,807
    Other                                                                    41,811
-----------------------------------------------------------------------------------
Total Liabilities                                                            73,833
-----------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                                                          69,911,440
Accumulated undistributed
  (overdistributed) net investment income                                   184,457
Accumulated net realized gain
  (loss) on investments and futures                                     (24,055,189)
Net unrealized appreciation
  (depreciation) of investments and futures                               2,357,325
-----------------------------------------------------------------------------------
Total Net Assets                                                   $     48,398,033
-----------------------------------------------------------------------------------
Shares of beneficial interest
  outstanding (no par value; unlimited
  number of shares authorized):                                           4,429,317
Net asset value, redemption and
  offering price per share:                                        $          10.93
  Cost of investments                                              $     46,005,206
-----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan
  U.S. Large Cap Core Equity Portfolio

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003                               (Unaudited)

INVESTMENT INCOME:

Interest                                                           $          8,733
Dividend                                                                    369,585
Dividend income from affiliated
  investments*                                                                3,633
-----------------------------------------------------------------------------------
Total investment income                                                     381,951
-----------------------------------------------------------------------------------

EXPENSES:

Investment advisory fees                                                     76,586
Administration fees                                                          16,646
Custodian fees                                                               30,641
Printing and postage                                                         13,002
Professional fees                                                            21,517
Transfer agent fees                                                          13,129
Trustees' fees                                                                8,517
Other                                                                         5,970
-----------------------------------------------------------------------------------
Total expenses                                                              186,008
-----------------------------------------------------------------------------------
Less earnings credits                                                            14
-----------------------------------------------------------------------------------
    Net expenses                                                            185,994
-----------------------------------------------------------------------------------
Net investment income                                                       195,957
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on transactions from:
    Investments                                                          (2,682,696)
    Futures                                                                  53,668
Change in net unrealized
  appreciation/depreciation of:
    Investments                                                           7,635,757
    Futures                                                                  (5,387)
Net realized and unrealized gain
  (loss) on investments and futures                                       5,001,342
Net increase (decrease) in net
  assets from operations                                           $      5,197,299
-----------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory and
    administration fees:                                           $            523
-----------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan
  U.S. Large Cap Core Equity Portfolio

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED                                            (Unaudited)

                                                          1/1/03 THROUGH        YEAR ENDED
                                                                 6/30/03          12/31/02
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income                                   $        195,957     $     345,593
Net realized gain (loss) on investments
  and futures                                                 (2,629,028)      (12,916,289)
Change in net unrealized appreciation/
  depreciation of investments and futures                      7,630,370        (2,573,258)
------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      from operations                                          5,197,299       (15,143,954)
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                                          (357,098)           (26,793)

INCREASE (DECREASE) FROM
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                    6,154,246        14,295,347
Dividends reinvested                                             357,098            26,793
Cost of shares redeemed                                       (5,666,727)      (18,781,680)
------------------------------------------------------------------------------------------
    Increase (decrease) from
      capital share transactions                                 844,617        (4,459,540)
------------------------------------------------------------------------------------------
    Total increase (decrease) in
      net assets                                               5,684,818       (19,630,287)
------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                           42,713,215        62,343,502
End of period                                           $     48,398,033     $  42,713,215
Accumulated undistributed
  (overdistributed) net investment income               $        184,457     $     345,598

SHARE TRANSACTIONS:
Issued                                                           614,954         1,252,048
Reinvested                                                        34,872             2,113
Redeemed                                                        (560,864)       (1,687,539)
    Change in Shares                                              88,962          (433,378)
------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan
  U.S. Large Cap Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)

1. ORGANIZATION
JPMorgan U.S. Large Cap Core Equity Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993, for the purpose of funding flexible premium variable life insurance policies.

The Portfolio was formerly named JPMorgan U.S. Disciplined Equity Portfolio. The name change went into effect on March 31, 2003.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts may differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

B. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner, allowing the Portfolio to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss.

The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2003, the Portfolio had outstanding futures contracts as listed on its Portfolio of Investments.

C. RESTRICTED AND ILLIQUID SECURITIES -- The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. EXPENSES -- Expenses incurred by the Trust with respect to any two or more Portfolios in the Trust are allocated in proportion to the net assets of each Portfolio in the Trust, except where allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

F. FEDERAL INCOME TAXES -- It is the Portfolio's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. ("JPMIM" or "Adviser") acts as the investment adviser to the Portfolio. JPMIM is an affiliate of JPMorgan Chase Bank ("JPMCB") and a wholly owned subsidiary of J.P. Morgan Chase & Co. The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any doubling up of investment advisory and administration fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain aspects of the administration and operation of the Portfolio. Under the agreement, the Portfolio has agreed to pay the Administrator a fee based on the following: if the total expenses of the Portfolio excluding the advisory fee exceed the expense limit of 0.50% of the average daily net assets of the Portfolio, the Administrator will reimburse the Portfolio for the excess expense amount. Should the expenses be less than the expense limit, the Administrator's fee would be limited to the difference between such expenses and the fees calculated under the Administration Agreement.

BISYS Fund Services, L.P. ("BISYS") serves as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

C. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as Custodian Fees. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

D. OTHER -- During the period the Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the advisor.

4. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2003, purchases and sales of investments (excluding short-term investments) were as follows:

                                                 PURCHASES             SALES        PURCHASES             SALES
                                           (EXCLUDING U.S.   (EXCLUDING U.S.          OF U.S.           OF U.S.
                                               GOVERNMENT)       GOVERNMENT)       GOVERNMENT        GOVERNMENT
                                              $ 29,260,283      $ 28,696,826        $      --        $       --

5. FEDERAL INCOME TAXES
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, were as follows:

                                                                       GROSS            GROSS    NET UNREALIZED
                                                 AGGREGATE        UNREALIZED      UNREALIZED       APPRECIATION
                                                      COST      APPRECIATION     DEPRECIATION    (DEPRECIATION)
                                              $ 46,005,206       $ 4,386,528     $ (2,012,667)      $ 2,373,861

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

6. CONCENTRATIONS AND INDEMNIFICATIONS
From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS
On or about September 1, 2003 Robert Fleming Inc. ("RFI") and J.P. Morgan Fleming Asset Management (USA) Inc. ("FAM") will merge into J.P. Morgan Investment Management Inc. ("JPMIM"). JPMIM, as the surviving entity, will assume all the rights and obligations of RFI and FAM.

In addition, on or about October 1, 2003 it is expected that JPMIM will change from being a wholly-owned subsidiary of J.P.Morgan Chase & Co. ("Parent") to being an indirectly wholly-owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

JPMorgan
  U.S. Large Cap Core Equity Portfolio^

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

                                               1/1/03                     YEAR ENDED DECEMBER 31,
                                              THROUGH    ------------------------------------------------------
                                              6/30/03        2002       2001        2000        1999       1998
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $   9.84    $  13.06   $  14.90   $   17.35    $  15.84   $  14.33
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                        0.04        0.08       0.06        0.07        0.09       0.10
    Net gains or losses on securities
      (both realized and unrealized)             1.13      (3.29)     (1.83)      (1.93)        2.80       3.15
---------------------------------------------------------------------------------------------------------------
    Total from investment operations             1.17      (3.21)     (1.77)      (1.86)        2.89       3.25
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income         0.08        0.01       0.07        0.10        0.06       0.09
    Distributions from capital gains               --          --         --        0.49        1.32       1.65
---------------------------------------------------------------------------------------------------------------
    Total distributions                          0.08        0.01       0.07        0.59        1.38       1.74
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $  10.93    $   9.84   $  13.06   $   14.90    $  17.35   $  15.84
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(b)                                 11.95%     (24.62)%   (11.91)%    (10.98)%     18.54%     23.28%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands) $ 48,398    $ 42,713   $ 62,344   $  55,793    $ 39,484   $ 18,511
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses                                 0.85%       0.85%      0.85%       0.85%       0.87%      0.90%
    Net investment income                        0.89%       0.67%      0.48%       0.57%       0.74%      0.81%
    Expenses without reimbursements and
      earnings credits                           0.85%       0.85%      0.85%       0.85%       0.87%      1.48%
    Net investment income without
      reimbursements and earnings credits        0.89%       0.67%      0.48%       0.57%       0.74%      0.23%
PORTFOLIO TURNOVER RATE(b)                          66%         67%        52%         64%        104%        82%
---------------------------------------------------------------------------------------------------------------

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ^ Formerly U.S. Disciplined Equity Portfolio.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

               Funds may be registered under separate registrants.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank (Chase). Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

The financial information in this report has been taken from the books and records of the funds without examination by independent auditors, who express no opinion thereto.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center
       393 Manley Street
 West Bridgewater, MA 02379-1039


(C) J.P. Morgan Chase & Co., 2003 All rights reserved.           SAN-USLCCEP-603

[GRAPHIC]

JPMORGAN FUNDS

2003
SEMI-ANNUAL REPORT JUNE 30 (UNAUDITED)

SMALL COMPANY PORTFOLIO

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

CONTENTS

President's Letter                                                       1

JPMorgan Small Company Portfolio
Portfolio Commentary                                                     3

Portfolio of Investments                                                 6

Financial Statements                                                     9

Notes to Financial Statements                                           12

Financial Highlights                                                    15

HIGHLIGHTS

-  Quicker than expected war sparks relief rally

-  Liquidity and positive Q1 earnings support investor sentiment

-  Economic data remains mixed

-  Small stocks attractive versus large

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan
  Small Company Portfolio

PRESIDENT'S LETTER  AUGUST 4, 2003

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Small Company Portfolio. Inside, you'll find information detailing the performance of the Portfolio for the six months ended June 30, 2003, along with a report from the Portfolio Manager.

THE "BAGHDAD BOUNCE" TRIGGERS A LIQUIDITY DRIVEN RALLY
Despite the uncertainty of the first few months of 2003, equity markets found direction once it became clear that allied troops would cross the border into Iraq in mid-March. Prior to that, wrangling in the United Nations regarding the legitimacy of war dogged market sentiment. However, the combination of action, followed by a quicker than expected war, led to a relief-rally - the "Baghdad Bounce".

This rally then gained momentum thanks to Fed statements that confirmed its determination to avoid deflation and to nurture growth, a weaker dollar, and Congress's approval of a $350 billion package of tax cuts by the Bush administration, in an attempt to boost consumer demand. The combination of liquidity and the lack of any major negative earnings surprises supported investor sentiment. By June 30th, the S&P 500 Index of blue chip U.S. stocks had risen 11.76% year to date, while the S&P SmallCap 600 Index of small company stocks was up 12.92%.

While stock market sentiment improved, economic data was mixed with the labor market sluggish, but deteriorating less rapidly, and core CPI - the benchmark measure of inflation - falling to its lowest level in 40 years, +1.5%. However, there was some positive leading indicator data towards the end of the period, prompting the Fed to comment in its Beige Book that: "the unwinding of war-related concerns appears to have provided some lift to business and consumer confidence, but most reports suggested that the effect had not been dramatic".

OUTLOOK
From an economic perspective, we expect the loose fiscal and monetary policies, combined with a weak dollar, to

[SIDENOTE]

[PHOTO]

From an economic perspective, we expect the loose fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004.

start delivering growth later this year and in 2004. This will provide further support to equities through improved earnings, while undermining bonds. The extent to which improving earnings will be reflected in stock prices is open to question, however, as price/earning valuation multiples are still not cheap relative to history. In the meantime, equities may be stuck in a trading range due to profit taking and concern about the recovery. In terms of capitalization, we believe that the prospects for small stocks are more attractive than those for large.

The portfolio management team and everyone at JPMorgan Fleming Asset Management appreciate your continued investment with us.

We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMorgan
   Small Company Portfolio

AS OF JUNE 30, 2003                                                  (Unaudited)

PORTFOLIO FACTS

Portfolio Inception                     1/3/1995
Fiscal Year End                      DECEMBER 31
Net Assets as of 6/30/2003           $43,298,392
Benchmark                          S&P SMALL CAP
                                       600 INDEX
Portfolio Number                            1385
CUSIP Number                           616919403

Q:   HOW DID THE PORTFOLIO PERFORM?

A: JPMorgan Small Company Portfolio, which seeks to outperform U.S. stock markets over the long term through a disciplined management approach, rose 10.83% in the six months ended June 30, 2003. This compares with a rise of 12.92% for the S&P SmallCap 600 Index.

Q:   WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: The Portfolio captured the majority of the rise in small capitalization U.S. equities, although it trailed its benchmark, the S&P SmallCap 600 Index. While delivering strong absolute returns for the period, the Portfolio's bias toward owning high quality, profitable, and relatively larger small cap companies with longer track records hurt relative performance. The Portfolio was less exposed to the non-earning, low quality, low market cap, and low absolute stock price companies that rallied during April and May.

     Stock selection in the Finance and Retail sectors had the largest negative impact on relative performance. In Finance, mid-Atlantic based regional bank holding company, Commerce Bancorp, declined on concerns regarding slow balance sheet growth and deteriorating balance sheet quality. Some of the Portfolio's regional bank stocks underperformed the index. Additionally, it suffered from being underweight the Finance sector.

     Within Retail, the greatest detractor from performance was AFC Enterprises, the franchiser and operator of quick-service restaurant brands such as Popeyes Chicken & Biscuits, where financial control issues forced management to restate earnings. In addition, casual-dining chain, Cheesecake Factory, negatively impacted Portfolio performance during the period, due to weak bakery sales and falling same store sales. We have sold both stocks.

     The Portfolio's best performing sectors relative to the benchmark were Health Services & Systems and Pharmaceuticals. In Health Services & Systems, managed care provider, Coventry Health Care, has delivered better than expected EPS results, driven by double-digit membership and pricing growth, continued acquisitions, and margin expansion. In addition, contact lens maker, Cooper Companies, is benefiting from better than expected contact lens sales and a new contact lens product launch in Japan.

     In Pharmaceuticals, biotechnology company, Scios, significantly added to performance after Johnson & Johnson agreed in February to acquire Scios for $45 per share, a 29% premium to the market price.

Q:   HOW WAS THE PORTFOLIO MANAGED?

A: In the absence of any clear, sustainable industry leadership coming out of the recession, the Portfolio has maintained broad diversification across the small-cap universe, with the exception of two sector underweights, Finance and Basic Materials. We continue to look for ideas in the Healthcare Technology, Pharmaceutical, Software, and Industrial cyclical areas that should deliver upside during the recovery.

PERCENTAGE OF PORTFOLIO INVESTMENTS

Consumer Goods & Services                    28.7%
Industrial Products & Services               17.1%
Technology                                   15.2%
Finance & Insurance                          11.6%
Health Services & Systems                    11.2%
Energy                                        6.4%
Utilities                                     3.8%
Short-Term Investments                        2.1%
Pharmaceuticals                               2.0%
REITs                                         1.5%
Telecommunications                            0.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Integrated Circuit Systems, Inc.           1.6%
 2. Cooper Companies, Inc.                     1.6%
 3. UCBH Holdings, Inc.                        1.5%
 4. Alliant Techsystems, Inc.                  1.5%
 5. East-West Bancorp, Inc.                    1.5%
 6. Henry Schein, Inc.                         1.4%
 7. Pride International, Inc.                  1.4%
 8. Markel Corp.                               1.4%
 9. CACI International, Inc., Class A          1.4%
10. Inamed Corp.                               1.3%

Top 10 equity holdings comprised 14.6% of the Portfolio's market value of investments ($6,402,794). As of June 30, 2003, the Portfolio held 110 equity holdings. Portfolio holdings are subject to change at any time.

                                                                            2003
                                                SEMI-ANNUAL REPORT AS OF JUNE 30

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                         SINCE
                                                                     INCEPTION
                                 1 YEAR      3 YEARS     5 YEARS      (1/3/95)
------------------------------------------------------------------------------
SMALL COMPANY PORTFOLIO            (6.60%)    (10.32%)     (1.63%)        7.95%

[CHART]

LIFE OF PORTFOLIO PERFORMANCE (01/03/95 TO 06/30/03)

             JPMORGAN SMALL        S&P SMALL CAP    RUSSELL 2000     LIPPER VARIABLE ANNUITY
             COMPANY PORTFOLIO     600 INDEX        INDEX           SMALL COMPANY FUNDS AVERAGE
  1/3/1995           $  10,000         $  10,000       $  10,000                      $  10,000
 1/31/1995           $  10,010         $  10,000       $  10,000                      $  10,000
 2/28/1995           $  10,440         $  10,412       $  10,416                      $  10,367
 3/31/1995           $  10,751         $  10,622       $  10,594                      $  10,614
 4/30/1995           $  10,990         $  10,859       $  10,829                      $  10,786
 5/31/1995           $  11,151         $  11,029       $  11,016                      $  10,925
 6/30/1995           $  11,761         $  11,634       $  11,587                      $  11,487
 7/31/1995           $  12,391         $  12,524       $  12,255                      $  12,240
 8/31/1995           $  12,651         $  12,796       $  12,508                      $  12,481
 9/30/1995           $  12,851         $  13,122       $  12,732                      $  12,722
10/31/1995           $  12,412         $  12,474       $  12,163                      $  12,303
11/30/1995           $  13,032         $  12,923       $  12,674                      $  12,756
12/31/1995           $  13,290         $  13,136       $  13,009                      $  12,939
 1/31/1996           $  13,381         $  13,165       $  12,994                      $  12,910
 2/29/1996           $  13,943         $  13,596       $  13,400                      $  13,611
 3/31/1996           $  14,163         $  13,887       $  13,673                      $  13,819
 4/30/1996           $  14,921         $  14,684       $  14,405                      $  14,814
 5/31/1996           $  15,480         $  15,205       $  14,972                      $  15,422
 6/30/1996           $  14,780         $  14,609       $  14,357                      $  14,853
 7/31/1996           $  13,731         $  13,604       $  13,103                      $  13,687
 8/31/1996           $  14,337         $  14,445       $  13,865                      $  14,507
 9/30/1996           $  14,920         $  15,079       $  14,407                      $  15,248
10/31/1996           $  15,014         $  14,975       $  14,185                      $  14,943
11/30/1996           $  15,469         $  15,752       $  14,769                      $  15,385
12/31/1996           $  16,188         $  15,936       $  15,156                      $  15,639
 1/31/1997           $  16,434         $  16,201       $  15,459                      $  15,978
 2/28/1997           $  15,969         $  15,852       $  15,084                      $  15,405
 3/31/1997           $  15,094         $  15,007       $  14,372                      $  14,656
 4/30/1997           $  14,794         $  15,190       $  14,412                      $  14,605
 5/31/1997           $  16,541         $  16,975       $  16,016                      $  16,203
 6/30/1997           $  17,401         $  17,726       $  16,703                      $  16,982
 7/31/1997           $  18,492         $  18,841       $  17,480                      $  18,011
 8/31/1997           $  18,928         $  19,315       $  17,880                      $  18,285
 9/30/1997           $  20,157         $  20,592       $  19,189                      $  19,572
10/31/1997           $  19,530         $  19,703       $  18,347                      $  18,727
11/30/1997           $  19,489         $  19,559       $  18,227                      $  18,519
12/31/1997           $  19,830         $  19,954       $  18,546                      $  18,706
 1/31/1998           $  19,301         $  19,565       $  18,253                      $  18,416
 2/28/1998           $  21,256         $  21,347       $  19,602                      $  19,850
 3/31/1998           $  22,393         $  22,162       $  20,410                      $  20,817
 4/30/1998           $  22,205         $  22,293       $  20,522                      $  20,936
 5/31/1998           $  21,019         $  21,114       $  19,416                      $  19,841
 6/30/1998           $  20,805         $  21,175       $  19,457                      $  20,029
 7/31/1998           $  18,974         $  19,555       $  17,881                      $  18,635
 8/31/1998           $  15,219         $  15,781       $  14,408                      $  14,977
 9/30/1998           $  16,296         $  16,748       $  15,537                      $  15,837
10/31/1998           $  16,727         $  17,526       $  16,170                      $  16,564
11/30/1998           $  17,526         $  18,512       $  17,018                      $  17,629
12/31/1998           $  18,739         $  19,695       $  18,071                      $  18,960
 1/31/1999           $  18,724         $  19,447       $  18,311                      $  19,085
 2/28/1999           $  17,254         $  17,695       $  16,828                      $  17,591
 3/31/1999           $  17,886         $  17,923       $  17,091                      $  18,051
 4/30/1999           $  18,787         $  19,108       $  18,622                      $  19,237
 5/31/1999           $  18,519         $  19,572       $  18,894                      $  19,562
 6/30/1999           $  19,894         $  20,686       $  19,748                      $  20,889
 7/31/1999           $  19,831         $  20,504       $  19,207                      $  20,736
 8/31/1999           $  19,545         $  19,602       $  18,496                      $  20,201
 9/30/1999           $  20,130         $  19,684       $  18,500                      $  20,361
10/31/1999           $  21,015         $  19,635       $  18,574                      $  20,874
11/30/1999           $  23,672         $  20,455       $  19,683                      $  22,650
12/30/1999           $  27,057         $  22,137       $  21,911                      $  25,643
 1/31/2000           $  26,911         $  21,451       $  21,558                      $  25,081
 2/29/2000           $  31,585         $  24,323       $  25,117                      $  29,091
 3/31/2000           $  28,869         $  23,423       $  23,462                      $  28,550
 4/30/2000           $  24,790         $  23,022       $  22,050                      $  26,469
 5/31/2000           $  23,025         $  22,341       $  20,764                      $  25,003
 6/30/2000           $  26,573         $  23,661       $  22,575                      $  27,708
 7/31/2000           $  25,257         $  23,079       $  21,848                      $  26,636
 8/31/2000           $  27,957         $  25,124       $  23,515                      $  29,209
 9/30/2000           $  27,225         $  24,441       $  22,824                      $  28,341
10/31/2000           $  25,324         $  24,595       $  21,806                      $  27,114
11/30/2000           $  21,592         $  22,034       $  19,568                      $  23,776
12/31/2000           $  23,997         $  24,749       $  21,249                      $  26,035
 1/31/2001           $  24,381         $  25,811       $  22,356                      $  27,024
 2/28/2001           $  21,945         $  24,236       $  20,890                      $  24,673
 3/31/2001           $  20,409         $  23,124       $  19,868                      $  22,946
 4/30/2001           $  22,489         $  24,886       $  21,422                      $  25,181
 5/31/2001           $  23,307         $  25,361       $  21,949                      $  25,810
 6/30/2001           $  23,708         $  26,289       $  22,706                      $  26,314
 7/31/2001           $  22,440         $  25,850       $  21,478                      $  25,306
 8/31/2001           $  21,372         $  25,261       $  20,784                      $  24,266
 9/30/2001           $  18,467         $  21,846       $  17,987                      $  20,864
10/31/2001           $  19,435         $  23,010       $  19,039                      $  22,172
11/30/2001           $  20,821         $  24,692       $  20,512                      $  23,842
12/31/2001           $  22,072         $  26,364       $  21,778                      $  25,298
 1/31/2002           $  21,622         $  26,593       $  21,552                      $  24,886
 2/28/2002           $  21,172         $  26,136       $  20,961                      $  24,087
 3/31/2002           $  22,775         $  28,200       $  22,646                      $  25,975
 4/30/2002           $  22,563         $  28,999       $  22,852                      $  25,726
 5/31/2002           $  21,609         $  27,798       $  21,838                      $  24,754
 6/30/2002           $  20,522         $  26,361       $  20,755                      $  23,214
 7/31/2002           $  17,729         $  22,639       $  17,621                      $  20,001
 8/31/2002           $  17,895         $  22,854       $  17,575                      $  19,995
 9/30/2002           $  16,791         $  21,455       $  16,313                      $  18,562
10/31/2002           $  17,075         $  22,142       $  16,837                      $  19,207
11/30/2002           $  18,163         $  23,293       $  18,338                      $  20,608
12/31/2002           $  17,293         $  22,508       $  17,317                      $  19,553
 1/31/2003           $  16,741         $  21,734       $  16,837                      $  19,025
 2/28/2003           $  16,507         $  21,038       $  16,329                      $  18,482
 3/31/2003           $  16,540         $  21,205       $  16,539                      $  18,665
 4/30/2003           $  17,711         $  22,924       $  18,107                      $  20,235
 5/31/2003           $  18,848         $  24,772       $  20,050                      $  22,034
 6/30/2003           $  19,156         $  25,416       $  20,413                      $  22,492

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Portfolio commenced operations on 1/3/95.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Small Company Portfolio, S&P SmallCap 600 Index, Russell 2000 Index, and Lipper Variable Annuity Small Company Funds Average from January 3, 1995 to June 30, 2003. The performance of the Portfolio assumes reinvestment of all dividends and capital gains distributions. The performance of the indices reflects an initial investment at the end of the month following the Portfolio's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P SmallCap 600 Index includes 600 stocks of small U.S. Companies chosen for market size, liquidity and industry group representation. The Russell 2000 Index is an unmanaged, capitalization weighted price only index, which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. The Lipper Variable Annuity Small Company Funds Average describes the average total return for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

Small capitalization funds typically carry more risk than stock funds investing in well-established "blue-chip" companies, since smaller companies generally have a higher risk of failure. Historically, smaller companies' stock has experienced a greater degree of market volatility than the average stock. All Portfolio data are subject to change.

JPMorgan Small Company Portfolio

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2003                                                  (Unaudited)

SHARES        ISSUER                                            VALUE
---------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.9%
---------------------------------------------------------------------

              COMMON STOCKS -- 97.9%

              AEROSPACE -- 1.5%
     12,400   Alliant Techsystems, Inc.*                 $    643,684

              APPAREL -- 2.1%
     25,970   Quiksilver, Inc.*                               428,245
      9,000   Timberland Co., Class A*                        475,740
              -------------------------------------------------------
                                                              903,985
              -------------------------------------------------------

              APPLIANCES & HOUSEHOLD DURABLES -- 0.7%
     11,300   Furniture Brands International, Inc.*           294,930

              AUTOMOTIVE -- 5.3%
      7,900   BorgWarner, Inc.                                508,760
     10,235   Lithia Motors, Inc., Class A*                   165,500
     12,100   O'Reilly Automotive, Inc.*                      404,019
      6,600   Oshkosh Truck Corp.                             391,512
      7,100   Polaris Industries, Inc.                        435,940
     11,000   Winnebago Industries, Inc.                      416,900
              -------------------------------------------------------
                                                            2,322,631
              -------------------------------------------------------

              BANKING -- 6.9%
      3,614   Commerce Bancorp, Inc.                          134,079
      6,250   CVB Financial Corp.                             122,000
      4,700   Downey Financial Corp.                          194,110
     17,700   East-West Bancorp, Inc.                         639,678
      9,000   Hancock Holding Co.                             423,540
     23,800   UCBH Holdings, Inc.                             682,584
     16,600   United Bankshares, Inc.                         475,590
     10,500   Wintrust Financial Corp.                        310,800
              -------------------------------------------------------
                                                            2,982,381
              -------------------------------------------------------

              BROADCASTING/CABLE -- 0.7%
     27,900   Sinclair Broadcast Group, Inc.*                 323,919

              BUSINESS SERVICES -- 2.3%
     10,000   Banta Corp.                                     323,700
      4,700   Fair Isaac Corp.                                241,815
     12,000   Iron Mountain, Inc.*                            445,080
              -------------------------------------------------------
                                                            1,010,595
              -------------------------------------------------------

              CHEMICALS -- 3.3%
     16,000   Albemarle Corp.                            $    447,520
      6,000   Cabot Microelectronics Corp.*                   302,820
     17,100   Georgia Gulf Corp.                              338,580
     17,300   Spartech Corp.                                  366,933
              -------------------------------------------------------
                                                            1,455,853
              -------------------------------------------------------

              COMPUTER NETWORKS -- 0.8%
     12,000   Avocent Corp.*                                  359,160

              COMPUTER SOFTWARE -- 3.5%
     17,415   CACI International, Inc., Class A*              597,335
      9,300   Hyperion Solutions Corp.*                       313,968
     15,800   JDA Software Group, Inc.*                       176,802
     21,200   Macromedia, Inc.*                               446,048
              -------------------------------------------------------
                                                            1,534,153
              -------------------------------------------------------

              COMPUTERS/COMPUTER HARDWARE -- 1.5%
      6,000   Imation Corp.                                   226,920
      6,000   Zebra Technologies Corp., Class A*              451,140
              -------------------------------------------------------
                                                              678,060
              -------------------------------------------------------

              CONSTRUCTION -- 2.1%
      8,700   EMCOR Group, Inc.*                              429,432
      1,200   NVR, Inc.*                                      493,200
              -------------------------------------------------------
                                                              922,632
              -------------------------------------------------------

              CONSUMER PRODUCTS -- 5.7%
     15,800   Church & Dwight Co., Inc.                       517,134
     15,000   Fossil, Inc.*                                   353,400
      7,400   Harman International Industries, Inc.           585,636
     13,800   Helen of Troy LTD*                              209,208
      7,800   The Scotts Co., Class A*                        386,100
     11,600   Toro Co.                                        461,100
              -------------------------------------------------------
                                                            2,512,578
              -------------------------------------------------------

              CONSUMER SERVICES -- 1.5%
      7,600   Education Management Corp.*                     404,168
      9,600   Regis Corp.                                     278,880
              -------------------------------------------------------
                                                              683,048
              -------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

SHARES        ISSUER                                            VALUE
---------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------

              ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.0%
     12,800   Ametek, Inc.                               $    469,120
     12,500   Varian, Inc.*                                   433,375
              -------------------------------------------------------
                                                              902,495
              -------------------------------------------------------

              ENGINEERING SERVICES -- 1.2%
     13,000   Jacobs Engineering Group, Inc.*                 547,950

              ENTERTAINMENT/LEISURE -- 1.1%
     28,100   Boyd Gaming Corp.*                              485,006

              ENVIRONMENTAL SERVICES -- 1.0%
     13,125   Waste Connections, Inc.*                        460,031

              FINANCIAL SERVICES -- 2.2%
      7,400   Affiliated Managers Group, Inc.*                451,030
     15,800   Raymond James Financial, Inc.                   522,190
              -------------------------------------------------------
                                                              973,220
              -------------------------------------------------------

              FOOD/BEVERAGE PRODUCTS -- 2.8%
      9,500   American Italian Pasta Co., Class A*            395,675
     23,300   Hain Celestial Group, Inc.*                     372,567
     13,100   Performance Food Group Co.*                     484,700
              -------------------------------------------------------
                                                            1,252,942
              -------------------------------------------------------

              HEALTH CARE/HEALTH CARE SERVICES -- 11.2%
      6,300   AMERIGROUP Corp.*                               234,360
     15,800   Community Health Systems, Inc.*                 304,782
     19,700   Cooper Companies, Inc.                          684,969
     12,700   Coventry Health Care, Inc.*                     586,232
      7,300   Datascope Corp.*                                215,569
     12,000   Henry Schein, Inc.*                             628,080
      7,000   Idexx Laboratories, Inc.*                       235,760
     11,000   Inamed Corp.*                                   590,590
      9,600   Ocular Sciences, Inc.*                          190,560
     13,400   Owens & Minor, Inc.                             299,490
      6,500   Respironics, Inc.*                              243,880
     19,400   Steris Corp.*                                   447,946
     10,600   Sybron Dental Specialties, Inc.*                250,160
              -------------------------------------------------------
                                                            4,912,378
              -------------------------------------------------------

              HOTELS/OTHER LODGING -- 0.8%
     26,600   Extended Stay America, Inc.*               $    358,834

              INSURANCE -- 2.5%
     15,850   HCC Insurance Holdings, Inc.                    468,685
      2,400   Markel Corp.*                                   614,400
              -------------------------------------------------------
                                                            1,083,085
              -------------------------------------------------------

              MACHINERY & ENGINEERING EQUIPMENT -- 2.5%
     12,690   IDEX Corp.                                      459,886
     10,100   Kennametal, Inc.                                341,784
     16,330   Regal-Beloit Corp.                              311,903
              -------------------------------------------------------
                                                            1,113,573
              -------------------------------------------------------

              MANUFACTURING -- 1.8%
      7,692   Actuant Corp., Class A*                         363,985
     12,100   AptarGroup, Inc.                                435,600
              -------------------------------------------------------
                                                              799,585
              -------------------------------------------------------

              MULTI-MEDIA -- 1.0%
     19,700   Emmis Communications Corp., Class A*            452,115

              OIL & GAS -- 6.4%
     12,400   Newfield Exploration Co.*                       465,620
     15,100   Oceaneering International, Inc.*                385,805
     14,875   Patina Oil & Gas Corp.                          478,231
     33,100   Pride International, Inc.*                      622,942
     15,400   St. Mary Land & Exploration Co.                 420,420
     19,300   Swift Energy Co.*                               212,300
     12,300   Varco International, Inc.*                      241,080
              -------------------------------------------------------
                                                            2,826,398
              -------------------------------------------------------

              PHARMACEUTICALS -- 2.0%
      2,125   La Jolla Pharmaceutical Co. (PIPE), #             6,949
     17,180   Medicines Co.*                                  338,274
     10,475   Neurocrine Biosciences, Inc.*                   523,121
              -------------------------------------------------------
                                                              868,344
              -------------------------------------------------------

              REAL ESTATE INVESTMENT TRUST -- 1.5%
      7,300   Alexandria Real Estate Equities, Inc.           328,500
      8,248   Chelsea Property Group, Inc.                    332,477
              -------------------------------------------------------
                                                              660,977
              -------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES        ISSUER                                            VALUE
---------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------

              RESTAURANTS/FOOD SERVICES -- 1.8%
     15,000   Applebee's International, Inc.             $    471,450
     13,000   Sonic Corp.*                                    330,590
              -------------------------------------------------------
                                                              802,040
              -------------------------------------------------------

              RETAILING -- 5.2%
     17,800   AnnTaylor Stores Corp.*                         515,310
     26,500   Chico's FAS, Inc.*                              557,825
     11,300   Genesco, Inc.*                                  200,010
     10,000   Luby's, Inc.*                                    22,500
     25,700   Pier 1 Imports, Inc.                            524,280
     16,745   School Specialty, Inc.*                         476,563
              -------------------------------------------------------
                                                            2,296,488
              -------------------------------------------------------

              SEMI-CONDUCTORS -- 3.9%
      6,100   Cymer, Inc.*                                    195,261
     22,225   Integrated Circuit Systems, Inc.*               698,532
     17,100   International Rectifier Corp.*                  458,622
     12,720   Varian Semiconductor Equipment
              Associates, Inc.*                               378,547
              -------------------------------------------------------
                                                            1,730,962
              -------------------------------------------------------

              SHIPPING/TRANSPORTATION -- 0.8%
     11,200   UTI Worldwide, Inc. (Virgin Islands)            349,328

              TELECOMMUNICATIONS -- 0.4%
     17,100   Tekelec*                                        193,230

              TELECOMMUNICATIONS EQUIPMENT -- 1.2%
     31,600   CommScope, Inc.*                                300,200
     10,800   Inter-Tel, Inc.                                 229,176
              -------------------------------------------------------
                                                              529,376
              -------------------------------------------------------

              TRANSPORTATION -- 2.9%
     13,650   Arkansas Best Corp.                             324,734
      7,100   Landstar System, Inc.*                          446,235
     24,100   Werner Enterprises, Inc.                        510,920
              -------------------------------------------------------
                                                            1,281,889
              -------------------------------------------------------

              UTILITIES -- 3.8%
      9,900   American States Water Co.                  $    270,270
     12,000   New Jersey Resources Corp.                      426,000
     20,000   Philadelphia Suburban Corp.                     487,600
     15,000   UGI Corp.                                       475,500
              -------------------------------------------------------
                                                            1,659,370
              -------------------------------------------------------
              Total Common Stocks                          43,167,225
              (Cost $37,859,839)
              -------------------------------------------------------

---------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.1%
---------------------------------------------------------------------

              MONEY MARKET FUND -- 2.1%
    912,285   JPMorgan Prime Money
              Market Fund (a)                                 912,285
              (Cost $912,285)
              -------------------------------------------------------
              Total Investments-- 100.0%                 $ 44,079,510
              (Cost $38,772,124)
              -------------------------------------------------------

Abbreviations:
*    -- Non-income producing security.
#    -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(a) -- Affiliated. Money Market Fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Fleming Asset Management Inc.
PIPE -- Private investment in a public equity.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2003                                                  (Unaudited)

ASSETS:
Investment securities, at value                                $ 44,079,510
Cash                                                                  2,867
Receivables:
    Investment securities sold                                      124,324
    Shares of beneficial interest sold                               12,879
    Interest and dividends                                           31,906
---------------------------------------------------------------------------
Total Assets                                                     44,251,486
---------------------------------------------------------------------------
LIABILITIES:
Payables:
    Investment securities purchased                                 172,644
    Shares of beneficial interest redeemed                          712,537
Accrued liabilities:
    Investment advisory fees                                         21,427
    Administration fees                                               6,467
    Custodian fees                                                   17,442
    Other                                                            22,577
---------------------------------------------------------------------------
Total Liabilities                                                   953,094
---------------------------------------------------------------------------
NET ASSETS:
Paid in capital                                                  52,767,035
Accumulated undistributed (overdistributed) net investment
  income                                                            (93,095)
Accumulated net realized gain (loss) on investments             (14,682,934)
Net unrealized appreciation (depreciation) of investments         5,307,386
---------------------------------------------------------------------------
Total Net Assets                                               $ 43,298,392
---------------------------------------------------------------------------
Shares of beneficial interest outstanding (no par value;
unlimited number of shares authorized):                           3,778,814
Net asset value, redemption and offering price per share:      $      11.46
Cost of investments                                            $ 38,772,124
---------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003                               (Unaudited)

INVESTMENT INCOME:
Interest                                                       $        849
Dividend                                                            119,971
Dividend income from affiliated investments*                          6,062
---------------------------------------------------------------------------
Total investment income                                             126,882
---------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                            114,771
Administration fees                                                  15,460
Custodian fees                                                       29,652
Printing and postage                                                 12,673
Professional fees                                                    22,438
Transfer agent fees                                                  13,390
Trustees' fees                                                        7,449
Other                                                                 4,149
---------------------------------------------------------------------------
Total expenses                                                      219,982
---------------------------------------------------------------------------
Less earnings credits                                                     5
---------------------------------------------------------------------------
    Net expenses                                                    219,977
---------------------------------------------------------------------------
Net investment income (loss)                                        (93,095)
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
    Investments                                                    (445,718)
Change in net unrealized appreciation/depreciation of:
    Investments                                                   4,740,264
Net realized and unrealized gain (loss) on investments            4,294,546
Net increase (decrease) in net assets from operations          $  4,201,451
---------------------------------------------------------------------------
*   Includes reimbursements of investment advisory and
    administration fees:                                       $        853
---------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED                                            (Unaudited)

                                                               1/1/03 THROUGH        YEAR ENDED
                                                                      6/30/03          12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                          $      (93,095)   $       20,168
Net realized gain (loss) on investments                              (445,718)      (11,305,024)
Change in net unrealized appreciation/depreciation of
investments                                                         4,740,264            53,506
-----------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations               4,201,451       (11,231,350)
-----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                      --           (89,587)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                         7,044,816        27,576,129
Dividends reinvested                                                       --            89,587
Cost of shares redeemed                                            (5,659,366)      (21,861,878)
-----------------------------------------------------------------------------------------------
    Increase (decrease) from capital share transactions             1,385,450         5,803,838
-----------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                         5,586,901        (5,517,099)
-----------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                37,711,491        43,228,590
End of period                                                  $   43,298,392    $   37,711,491
Accumulated undistributed (overdistributed)
net investment income                                          $      (93,095)   $           --

SHARE TRANSACTIONS:
Issued                                                                667,333         2,340,412
Reinvested                                                                 --             6,468
Redeemed                                                             (536,125)       (1,969,984)
    Change in Shares                                                  131,208           376,896
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Company Portfolio

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)

1. ORGANIZATION
JPMorgan Small Company Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding flexible premium variable life insurance policies.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts may differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. RESTRICTED AND ILLIQUID SECURITIES -- The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend. Interest

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

D. EXPENSES -- Expenses incurred by the Trust with respect to any two or more Portfolios in the Trust are allocated in proportion to the net assets of each Portfolio in the Trust, except where allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

E. FEDERAL INCOME TAXES -- It is the Porfolio's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. ("JPMIM" or "Adviser") acts as the investment adviser to the Portfolio. JPMIM is an affiliate of JPMorgan Chase Bank ("JPMCB") and a wholly owned subsidiary of J.P. Morgan Chase & Co. The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.60% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any doubling up of investment advisory and administration fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain aspects of the administration and operation of the Portfolio. Under the agreement, the Portfolio has agreed to pay the Administrator a fee based on the following: if the total expenses of the Portfolio excluding the advisory fee exceed the expense limit of 0.55% of the average daily net assets of the Portfolio, the Administrator will reimburse the Portfolio for the excess expense amount. Should the expenses be less than the expense limit, the Administrator's fee would be limited to the difference between such expenses and the fees calculated under the Administration Agreement.

BISYS Fund Services, L.P. ("BISYS") serves as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

C. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as Custodian Fees. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

D. OTHER -- During the period the Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the advisor.

4. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2003, purchases and sales of investments (excluding short-term investments) were as follows:

                                                           PURCHASES             SALES         PURCHASES             SALES
                                                     (EXCLUDING U.S.   (EXCLUDING U.S.           OF U.S.           OF U.S.
                                                         GOVERNMENT)       GOVERNMENT)        GOVERNMENT        GOVERNMENT
                                                     $     7,994,466   $     5,717,574   $            --   $            --

5. FEDERAL INCOME TAXES
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003 were as follows:

                                                                                 GROSS             GROSS    NET UNREALIZED
                                                           AGGREGATE        UNREALIZED        UNREALIZED      APPRECIATION
                                                                COST      APPRECIATION      DEPRECIATION    (DEPRECIATION)
                                                     $    38,772,124   $     5,857,218   $      (549,832)  $     5,307,386

6. CONCENTRATIONS AND INDEMNIFICATIONS
From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS
On or about September 1, 2003 Robert Fleming Inc. ("RFI") and J.P. Morgan Fleming Asset Management (USA) Inc. ("FAM") will merge into J.P. Morgan Investment Management Inc. ("JPMIM"). JPMIM, as the surviving entity, will assume all the rights and obligations of RFI and FAM.

In addition, on or about October 1, 2003 it is expected that JPMIM will change from being a wholly-owned subsidiary of J.P.Morgan Chase & Co. ("Parent") to being an indirectly wholly-owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

JPMorgan Small Company Portfolio

FINANCIAL HIGHLIGHTS                                                 (Unaudited)


                                                        1/1/03                    YEAR ENDED DECEMBER 31,
                                                       THROUGH     -------------------------------------------------------------
                                                       6/30/03          2002         2001         2000         1999         1998
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $   10.34     $   13.22    $   14.38    $   16.73    $   11.86    $   13.09
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                         (0.02)           --+        0.03         0.03           --+        0.03
    Net gains or losses on securities
    (both realized and unrealized)                        1.14         (2.86)       (1.18)       (1.93)        5.23        (0.74)
--------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                      1.12         (2.86)       (1.15)       (1.90)        5.23        (0.71)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income                    --          0.02         0.01         0.02         0.01         0.02
    Distributions from capital gains                        --            --           --         0.43         0.35         0.15
    Distributions in excess of net realized gains           --            --           --           --           --         0.35
--------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                     --          0.02         0.01         0.45         0.36         0.52
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   11.46     $   10.34    $   13.22    $   14.38    $   16.73    $   11.86
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(b)                                          10.83%       (21.65)%      (8.03)%     (11.32)%      44.39%       (5.51)%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)         $  43,298     $  37,711    $  43,229    $  32,978    $  16,425    $   6,831
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses                                          1.15%         1.15%        1.15%        1.15%        1.15%        1.15%
    Net investment income                                (0.49)%        0.05%        0.26%        0.30%        0.07%        0.28%
    Expenses without reimbursements and
    earnings credits                                      1.15%         1.16%        1.15%        1.32%        2.57%        3.43%
    Net investment income without
    reimbursements and earnings credits                  (0.49)%        0.04%        0.26%        0.13%       (1.35)%      (2.00)%
PORTFOLIO TURNOVER RATE(b)                                  15%          162%          91%         105%         121%          67%
--------------------------------------------------------------------------------------------------------------------------------

  + Amount is less than $0.005.
(b) Not annualized for period less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Family of Funds

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

               Funds may be registered under separate registrants.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank (Chase). Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

The financial information in this report has been taken from the books and records of the funds without examination by independent auditors, who express no opinion thereto.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center
       393 Manley Street
West Bridgewater, MA 02379-1039


(C) J.P. Morgan Chase & Co., 2003 All rights reserved.               SAN-SCP-603

[GRAPHIC]

JPMORGAN FUNDS

2003
SEMI-ANNUAL REPORT JUNE 30

BOND PORTFOLIO

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

CONTENTS

President's Letter                                  1

JPMorgan Bond Portfolio Portfolio Commentary        3

Portfolio of Investments                            5

Financial Statements                               16

Notes to Financial Statements                      19

Financial Highlights                               24

HIGHLIGHTS

-  Fixed income investors showed surprising restraint during the first quarter.

-  Improved economic news supported investor sentiment.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan
  Bond Portfolio

PRESIDENT'S LETTER  AUGUST 4, 2003

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Bond Portfolio for the six-month period ending June 30, 2003. Inside you'll find in-depth information on our Portfolio along with an update from the portfolio management team.

A DISAPPOINTING FIRST QUARTER

Fixed income investors showed surprising restraint during the first quarter. Although bond yields fell, the decline was not particularly dramatic - given the weakness of economic data. Industrial output was down, as were auto and retail sales. The housing sector, so vigorous in 2002, showed signs of weakness. What's more, the numbers of jobless Americans continued to rise. But even a looming war with Iraq did not significantly darken investor sentiment. The potential war, however, made it impossible for the Federal Reserve Board to assess the outlook for the U.S. economy. As a result, the Fed maintained an accommodative monetary policy and left interest rates unchanged.

Money, sidelined by the war, flowed back into the bond market and into riskier, higher yielding issues. With interest rates on short-term issues so low, investors appeared to become less risk averse. Many seemed willing to adopt more risk for the possibility of an increased return.

POSITIVE DEVELOPMENTS IN THE SPRING

Improved economic news supported investor sentiment. In April and May, consumer confidence rose with many people expressing more optimism about both business conditions and the job market. Corporate earnings were better than expected, and Congress successfully passed a fiscal stimulus package that included tax cuts. Yet despite the good news, two factors continued to hinder the economic recovery. First, businesses remained cautious about spending money and had not been making investments in their own infrastructures. Second, they had not begun to hire new employees in any significant numbers.

To support the emerging recovery, investors anticipated that the Fed would ease interest rates during the spring.

[SIDENOTE]

[PHOTO]

Yields surged after the more conservative interest-rate cut as investors speculated that the easing cycle had ended.

In fact, bond yields fell on the expectation of a half-percent cut. But in June, Fed governors eased the Federal Funds Rate only by a quarter of a percent. The rate now stands at 1% -- its lowest level since 1958. Yields surged after the more conservative interest-rate cut as investors speculated that the easing cycle had ended.

During the months ahead, your portfolio managers will continue to work hard to maintain good performance. They will try to obtain the highest possible yields in today's low interest rate environment. The portfolio management team and everyone at JPMorgan Fleming Asset Management appreciate your continued investment with us. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMorgan
  Bond Portfolio

AS OF JUNE 30, 2003                                                  (Unaudited)

PORTFOLIO FACTS

Portfolio Inception                                   1/3/95
Fiscal Year End                                  DECEMBER 31
Net Assets as of 6/30/2003                      $106,297,023
Benchmark                                    CITIGROUP BROAD
                                            INVESTMENT GRADE
                                                  BOND INDEX
Portfolio Number                                        1376
CUSIP Number                                       616919205

Q: HOW DID THE PORTFOLIO PERFORM?

A: JPMorgan Bond Portfolio, which seeks high total return by investing primarily in fixed income securities, returned 4.05% for the six-month period ended June 30, 2003. This compares to the 4.00% return of its benchmark index, the Citigroup Broad Investment Grade Bond Index.

Q: WHY DID THE PORTFOLIO OUTPERFORM ITS BENCHMARK?

A: Our duration positioning was a modest positive for performance. Although our investment-grade bond holdings detracted slightly earlier in the period, they benefited from strong investor demand in the spring, a net positive for performance. Our overweight in prepayment-sensitive mortgages benefited the portfolio through the first quarter but detracted slightly during the second quarter. This was mitigated, however, by strong security selection. We chose lower-coupon mortgages (i.e., 5% and 5.5%), which outperformed and offered a favorable yield advantage over Treasuries. Our overweight in asset-backed securities performed well in the first part of the period, then detracted slightly as investors sought higher yields in the lower-quality credit sectors. Contributing modestly was our overweight in commercial mortgage-backed securities. Our allocations to high-yield and emerging markets debt performed well throughout the period. Detracting was our position in international non-dollar securities, which underperformed as the market priced in the Fed interest rate cut. We exited the position in April.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: At the beginning of the period, investors focused on the possibility of war in Iraq, terrorism, SARS and economic weakness. However, their attention had shifted to other matters by April, including the resolution of the war in Iraq, deflation, better-than-expected corporate earnings, passage of a tax package and a brighter economic outlook. Although businesses delayed investing or hiring, consumers became more optimistic and took advantage of low mortgage rates. The Federal Reserve Board left rates unchanged until June when it cut the Federal Funds Rate by a quarter-percent to 1%. While the ease put the rate at its lowest level since 1958, it was less than the half-a-percent expected by the markets.

   We began the period with a long duration position versus the benchmark, moving to neutral by the end of the first quarter. During the second quarter, we made some tactical investments at the shorter end of the yield curve. We took advantage of a rally in the investment-grade corporate sector and locked in profits. We added to our holdings in prepayment sensitive mortgages as mortgage rates reached new historic lows and refinancing activity doubled. We overweighted asset-backed and commercial mortgage-backed securities as the front-end of the yield curve steepened and spreads grew tighter for higher quality securities. As investors sought greater returns in high-yield and emerging markets debt, we maintained modest positions in these markets.

JPMorgan
  Bond Portfolio

AS OF JUNE 30, 2003                                                  (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                         SINCE
                                                                     INCEPTION
                       1 YEAR         3 YEARS         5 YEARS         (1/3/95)
                ---------------------------------------------------------------
BOND PORTFOLIO          10.39%           9.14%           6.61%            7.62%

[CHART]

LIFE OF PORTFOLIO PERFORMANCE (1/3/95 TO 06/30/03)

                   JPMORGAN BOND      CITIGROUP BROAD                 LIPPER VARIABLE ANNUITY CORPORATE
                   PORTFOLIO          INVESTMENT GRADE BOND INDEX     DEBT FUNDS A-RATED AVERAGE
  1/3/1995              $ 10,000                         $ 10,000                              $ 10,000
 1/31/1995              $ 10,150                         $ 10,000                              $ 10,000
 2/28/1995              $ 10,320                         $ 10,234                              $ 10,221
 3/31/1995              $ 10,360                         $ 10,293                              $ 10,288
 4/30/1995              $ 10,489                         $ 10,434                              $ 10,429
 5/31/1995              $ 10,909                         $ 10,849                              $ 10,868
 6/30/1995              $ 10,998                         $ 10,925                              $ 10,951
 7/31/1995              $ 10,949                         $ 10,903                              $ 10,907
 8/31/1995              $ 11,089                         $ 11,028                              $ 11,053
 9/30/1995              $ 11,189                         $ 11,132                              $ 11,174
10/31/1995              $ 11,359                         $ 11,281                              $ 11,343
11/30/1995              $ 11,519                         $ 11,457                              $ 11,523
12/31/1995              $ 11,688                         $ 11,615                              $ 11,703
 1/31/1996              $ 11,763                         $ 11,694                              $ 11,764
 2/29/1996              $ 11,495                         $ 11,495                              $ 11,517
 3/31/1996              $ 11,381                         $ 11,412                              $ 11,429
 4/30/1996              $ 11,306                         $ 11,328                              $ 11,348
 5/31/1996              $ 11,253                         $ 11,321                              $ 11,324
 6/30/1996              $ 11,403                         $ 11,467                              $ 11,464
 7/31/1996              $ 11,424                         $ 11,498                              $ 11,492
 8/31/1996              $ 11,392                         $ 11,482                              $ 11,470
 9/30/1996              $ 11,574                         $ 11,682                              $ 11,671
10/31/1996              $ 11,821                         $ 11,945                              $ 11,931
11/30/1996              $ 12,024                         $ 12,142                              $ 12,153
12/31/1996              $ 11,928                         $ 12,035                              $ 12,039
 1/31/1997              $ 11,939                         $ 12,082                              $ 12,068
 2/28/1997              $ 12,006                         $ 12,095                              $ 12,105
 3/31/1997              $ 11,865                         $ 11,973                              $ 11,965
 4/30/1997              $ 12,011                         $ 12,144                              $ 12,126
 5/31/1997              $ 12,135                         $ 12,258                              $ 12,237
 6/30/1997              $ 12,259                         $ 12,404                              $ 12,392
 7/31/1997              $ 12,619                         $ 12,740                              $ 12,750
 8/31/1997              $ 12,507                         $ 12,631                              $ 12,612
 9/30/1997              $ 12,687                         $ 12,817                              $ 12,814
10/31/1997              $ 12,844                         $ 13,001                              $ 12,974
11/30/1997              $ 12,912                         $ 13,062                              $ 13,031
12/31/1997              $ 13,047                         $ 13,195                              $ 13,168
 1/31/1998              $ 13,208                         $ 13,366                              $ 13,332
 2/28/1998              $ 13,196                         $ 13,356                              $ 13,321
 3/31/1998              $ 13,254                         $ 13,408                              $ 13,368
 4/30/1998              $ 13,319                         $ 13,478                              $ 13,430
 5/31/1998              $ 13,447                         $ 13,608                              $ 13,571
 6/30/1998              $ 13,552                         $ 13,719                              $ 13,687
 7/31/1998              $ 13,564                         $ 13,748                              $ 13,705
 8/31/1998              $ 13,773                         $ 13,958                              $ 13,861
 9/30/1998              $ 14,064                         $ 14,288                              $ 14,166
10/31/1998              $ 13,960                         $ 14,223                              $ 14,042
11/30/1998              $ 14,041                         $ 14,302                              $ 14,159
12/31/1998              $ 14,093                         $ 14,346                              $ 14,217
 1/31/1999              $ 14,165                         $ 14,452                              $ 14,321
 2/28/1999              $ 13,922                         $ 14,199                              $ 14,027
 3/31/1999              $ 14,044                         $ 14,280                              $ 14,121
 4/30/1999              $ 14,090                         $ 14,327                              $ 14,168
 5/31/1999              $ 13,907                         $ 14,195                              $ 14,006
 6/30/1999              $ 13,822                         $ 14,147                              $ 13,939
 7/31/1999              $ 13,774                         $ 14,091                              $ 13,883
 8/31/1999              $ 13,749                         $ 14,081                              $ 13,851
 9/30/1999              $ 13,883                         $ 14,250                              $ 14,002
10/31/1999              $ 13,945                         $ 14,292                              $ 14,026
11/30/1999              $ 13,970                         $ 14,291                              $ 14,040
12/31/1999              $ 13,947                         $ 14,225                              $ 13,973
 1/31/2000              $ 13,873                         $ 14,185                              $ 13,927
 2/29/2000              $ 14,022                         $ 14,351                              $ 14,080
 3/31/2000              $ 14,196                         $ 14,538                              $ 14,256
 4/30/2000              $ 14,116                         $ 14,494                              $ 14,165
 5/31/2000              $ 14,078                         $ 14,481                              $ 14,122
 6/30/2000              $ 14,355                         $ 14,784                              $ 14,420
 7/31/2000              $ 14,431                         $ 14,918                              $ 14,544
 8/31/2000              $ 14,658                         $ 15,132                              $ 14,746
 9/30/2000              $ 14,746                         $ 15,235                              $ 14,832
10/31/2000              $ 14,809                         $ 15,332                              $ 14,885
11/30/2000              $ 15,063                         $ 15,581                              $ 15,112
12/31/2000              $ 15,417                         $ 15,875                              $ 15,415
 1/31/2001              $ 15,708                         $ 16,137                              $ 15,687
 2/28/2001              $ 15,788                         $ 16,281                              $ 15,823
 3/31/2001              $ 15,828                         $ 16,365                              $ 15,899
 4/30/2001              $ 15,696                         $ 16,288                              $ 15,823
 5/31/2001              $ 15,790                         $ 16,396                              $ 15,922
 6/30/2001              $ 15,831                         $ 16,450                              $ 15,967
 7/31/2001              $ 16,140                         $ 16,830                              $ 16,326
 8/31/2001              $ 16,327                         $ 17,015                              $ 16,488
 9/30/2001              $ 16,407                         $ 17,224                              $ 16,590
10/31/2001              $ 16,744                         $ 17,572                              $ 16,905
11/30/2001              $ 16,583                         $ 17,330                              $ 16,706
12/31/2001              $ 16,485                         $ 17,228                              $ 16,597
 1/31/2002              $ 16,614                         $ 17,364                              $ 16,712
 2/28/2002              $ 16,742                         $ 17,530                              $ 16,844
 3/31/2002              $ 16,529                         $ 17,241                              $ 16,579
 4/30/2002              $ 16,808                         $ 17,569                              $ 16,846
 5/31/2002              $ 16,923                         $ 17,718                              $ 16,979
 6/30/2002              $ 16,909                         $ 17,849                              $ 17,051
 7/31/2002              $ 17,024                         $ 18,062                              $ 17,182
 8/31/2002              $ 17,382                         $ 18,378                              $ 17,469
 9/30/2002              $ 17,625                         $ 18,670                              $ 17,722
10/31/2002              $ 17,583                         $ 18,586                              $ 17,596
11/30/2002              $ 17,611                         $ 18,582                              $ 17,649
12/31/2002              $ 17,940                         $ 18,969                              $ 17,999
 1/31/2003              $ 17,983                         $ 18,984                              $ 18,027
 2/28/2003              $ 18,212                         $ 19,253                              $ 18,269
 3/31/2003              $ 18,197                         $ 19,236                              $ 18,269
 4/30/2003              $ 18,395                         $ 19,405                              $ 18,464
 5/31/2003              $ 18,712                         $ 19,764                              $ 18,812
 6/30/2003              $ 18,665                         $ 19,729                              $ 18,791

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Portfolio commenced operations on 1/3/95.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Bond Portfolio, Citigroup Broad Investment Grade Bond Index, and Lipper Variable Annuity Corporate Debt Funds A-Rated Average from January 3, 1995 to June 30, 2003. The performance of the portfolio assumes reinvestment of all dividends and capital gains distributions. The performance of the indices reflects an initial investment at the end of the month following the Portfolio's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Citigroup Broad Investment Grade Bond Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment grade bonds. The Lipper Variable Annuity Corporate Debt Funds A-Rated Average describes the average total return for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

JPMorgan Bond Portfolio

PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2003

SHARES               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 80.0%
-----------------------------------------------------------------------------------
                     PREFERRED STOCKS -- 0.0% ^

                     FINANCIAL SERVICES -- 0.0% ^
               100   Home Ownership Funding
                     Corp., 13.33%, 12/30/06,
                     SDR, # (i)                                     $        57,229
                     --------------------------------------------------------------
                     Total Preferred Stocks                                  57,229
                     (Cost $100,104)
                     --------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-----------------------------------------------------------------------------------
                     U.S. TREASURY SECURITIES -- 29.8%

                     U.S. TREASURY NOTES & BONDS,
$        1,200,000   3.00%, 01/31/04 @                                    1,214,016
         9,585,000   2.00%, 05/15/06+                                     9,686,840
           265,000   4.38%, 05/15/07+                                       287,898
         1,845,000   3.25%, 08/15/07+                                     1,925,503
         5,960,000   2.63%, 05/15/08+                                     6,014,480
           150,000   5.00%, 08/15/11+                                       168,258
         1,513,034   3.00%, 07/15/12, TIPS                                1,667,410
            50,000   4.38%, 08/15/12+                                        53,611
            65,000   3.88%, 02/15/13+                                        66,887
         1,065,000   3.63%, 05/15/13+                                     1,073,320
         1,375,000   7.25%, 05/15/16+                                     1,828,643
         2,660,000   7.88%, 02/15/21+                                     3,797,565
         4,635,000   7.25%, 08/15/22+                                     6,279,883
         2,785,000   6.88%, 08/15/25+                                     3,669,455
           150,000   6.75%, 08/15/26 @+                                     195,463
           115,000   5.38%, 02/15/31+                                       129,496
                     --------------------------------------------------------------
                     Total U.S. Treasury Securities                      38,058,728
                     (Cost $37,128,385)
                     --------------------------------------------------------------

                     U.S. GOVERNMENT AGENCY SECURITIES -- 1.4%

           300,000   Federal Home Loan Mortgage Corp.,
                     6.25%, 07/15/32                                        352,988
                     Federal National Mortgage Association,
             1,000   7.00%, 07/15/05                                          1,111
           540,000   6.13%, 03/15/12                                        636,845
           615,000   7.13%, 01/15/30                                        798,245
                     --------------------------------------------------------------
                     Total U.S. Government Agency Securities              1,789,189
                     (Cost $1,594,246)
                     --------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)                ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
                     FOREIGN GOVERNMENT SECURITIES -- 1.1%
                     Federal Republic of Brazil (Brazil),
$           60,000   10.00%, 01/16/07                               $        61,350
            55,000   10.25%, 06/17/13                                        52,525
            50,000   11.00%, 08/17/40                                        45,375
           180,000   Province of Quebec (Canada),
                     7.50%, 09/15/29                                        239,897
            75,000   Region of Lombardy (Italy),
                     5.80%, 10/25/32                                         83,140
            99,839   Republic of Colombia (Colombia),
                     9.75%, 04/09/11                                        113,567
                     Republic of Costa Rica (Costa Rica),
            40,000   6.91%, 01/31/08, #                                      42,600
            65,000   8.05%, 01/31/13, #                                      69,713
            40,000   10.00%, 08/01/20, #                                     46,400
                     Russian Federation (Russia),
            15,000   10.00%, 06/26/07                                        18,243
            25,000   8.25%, 03/31/10                                         28,938
            70,000   5.00%, 03/31/30, SUB                                    67,813
                     United Mexican States (Mexico),
            80,000   7.50%, 01/14/12                                         91,600
            85,000   6.38%, 01/16/13, MTN                                    90,100
            65,000   11.38%, 09/15/16                                        94,900
           100,000   8.13%, 12/30/19                                        114,750
            80,000   8.30%, 08/15/31, MTN                                    92,120
                     --------------------------------------------------------------
                     Total Foreign Government Securities                  1,353,031
                     (Cost $1,227,673)
                     --------------------------------------------------------------

                     STATE AND MUNICIPAL OBLIGATIONS -- 0.2%

           270,000   Illinois State, Taxable Pension, GO,
                     5.10%, 06/01/33                                        265,510
                     --------------------------------------------------------------
                     Total State and Municipal Obligations                  265,510
                     (Cost $270,000)
                     --------------------------------------------------------------

                     CORPORATE NOTES & BONDS -- 17.8%

                     AEROSPACE -- 0.4%
           200,000   General Dynamics Corp.,
                     2.13%, 05/15/06                                        202,690

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)                ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------

                     AEROSPACE -- CONTINUED
$          105,000   Northrop Grumman Corp.,
                     7.75%, 02/15/31                                $       134,690
            80,000   Raytheon Co., 6.55%, 03/15/10                           89,541
           110,000   Boeing Co., 5.13%, 02/15/13                            115,664
                     --------------------------------------------------------------
                                                                            542,585
                     --------------------------------------------------------------

                     AUTOMOTIVE -- 1.4%
           100,000   DaimlerChrysler N.A. Holding Corp.,
                     7.75%, 01/18/11                                        116,303
                     Ford Motor Credit Co.,
            60,000   6.50%, 01/25/07                                         63,127
           680,000   7.88%, 06/15/10                                        728,693
           190,000   General Motors Acceptance Corp.,
                     6.88%, 09/15/11                                        190,634
                     General Motors Corp.,
           325,000   7.20%, 01/15/11                                        327,576
           110,000   8.13%, 07/15/23                                        109,461
           285,000   8.38%, 07/15/33                                        279,924
                     --------------------------------------------------------------
                                                                          1,815,718
                     --------------------------------------------------------------

                     BANKING -- 3.7%
            90,000   Abbey National Capital Trust I,
                     8.96%, 12/31/49, FRN                                   129,204
           250,000   ABN-Amro North American Holding Preferred
                     Capital Repackage Trust I,
                     6.52%, 12/29/49, FRN, #                                284,167
                     Bank of America Corp.,
           230,000   7.40%, 01/15/11                                        282,581
            60,000   4.88%, 09/15/12                                         63,322
           140,000   Bank One Corp.,
                     7.88%, 08/01/10                                        174,566
                     Barclays Bank PLC
                     (United Kingdom),
           195,000   6.86%, 12/31/49, FRN, #                                226,949
           150,000   8.55%, 12/31/49, FRN, #                                192,190
           220,000   BNP Paribas Capital Trust,
                     9.00%, 12/31/49, FRN, #                                285,502
           110,000   Deutsche Bank Financial LLC,
                     5.38%, 03/02/15                                        117,245
$          105,000   ForeningsSparbanken AB
                     (Sweden), 9.00%,
                     12/31/49, FRN, #                               $       132,724
                     HSBC Capital Funding LP
                     (Channel Islands),
           220,000   4.61%, 12/31/49, FRN, #                                216,013
           100,000   9.55%, 12/31/49, FRN, SUB, #                           132,034
            95,000   ING Bank NV (The Netherlands),
                     5.13%, 05/01/15, #                                      99,471
           265,000   KBC Bank Fund Trust III,
                     9.86%, 12/31/49, FRN, #                                344,235
           245,000   KFW International Finance, Inc.,
                     4.75%, 01/24/07                                        265,920
           250,000   Nordea Bank AB (Sweden),
                     8.95%, 12/31/49, FRN, #                                315,177
           135,000   Popular North America, Inc.,
                     4.25%, 04/01/08                                        140,491
           340,000   RBS Capital Trust I,
                     4.71%, 12/31/49, FRN                                   340,240
                     Royal Bank of Scotland
                     Group PLC (United Kingdom),
            25,000   7.65%, 12/31/49, FRN                                    31,722
           385,000   7.82%, 12/31/49, Ser.3                                 434,441
           125,000   Scotland International Finance
                     No.2 BV (The Netherlands),
                     4.25%, 05/23/13, #                                     124,496
           100,000   Sovereign Bank, 5.13%, 03/15/13                        103,273
            60,000   Standard Chartered Bank
                     (United Kingdom),
                     8.00%, 05/30/31, #                                      76,251
                     Wells Fargo & Co.,
            20,000   5.13%, 09/01/12                                         21,540
            75,000   5.00%, 11/15/14                                         79,460
                     --------------------------------------------------------------
                                                                          4,613,214
                     --------------------------------------------------------------

                     BROADCASTING/CABLE -- 0.1%
            35,000   British Sky Broadcasting PLC
                     (United Kingdom) (Yankee),
                     8.20%, 07/15/09                                         41,475
           110,000   COX Communications, Inc.,
                     7.75%, 08/15/06                                        126,916
                     --------------------------------------------------------------
                                                                            168,391
                     --------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

PRINCIPAL
AMOUNT
(USD)                ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------

                     BUSINESS SERVICES -- 0.3%
$          125,000   Cendant Corp., 7.13%, 03/15/15                 $       144,926
           215,000   Electronic Data Systems Corp.,
                     6.00%, 08/01/13, #                                     209,604
                     --------------------------------------------------------------
                                                                            354,530
                     --------------------------------------------------------------

                     CHEMICALS -- 0.0% ^
            40,000   The Dow Chemical Co.,
                     7.38%, 11/01/29                                         46,696

                     COMPUTER SOFTWARE -- 0.0% ^
            30,000   Unisys Corp., 6.88%, 03/15/10                           31,200

                     CONSTRUCTION -- 0.1%
            35,000   D.R. Horton, Inc.,
                     8.50%, 04/15/12                                         39,375
                     Pulte Homes, Inc.,
            20,000   6.25%, 02/15/13                                         22,187
             5,000   6.38%, 05/15/33                                          5,043
            55,000   Standard-Pacific Corp.,
                     6.88%, 05/15/11, #                                      57,613
                     --------------------------------------------------------------
                                                                            124,218
                     --------------------------------------------------------------

                     DIVERSIFIED -- 0.8%
                     General Electric Capital Corp.,
           460,000   5.88%, 02/15/12, Ser. A, MTN                           514,559
           300,000   6.75%, 03/15/32, Ser. A, MTN                           350,870
            90,000   General Electric Co.,
                     5.00%, 02/01/13                                         95,063
                     --------------------------------------------------------------
                                                                            960,492
                     --------------------------------------------------------------

                     ENVIRONMENTAL SERVICES -- 0.0% ^
            35,000   Allied Waste North America,
                     10.00%, 08/01/09, Ser. B                                37,188
                     --------------------------------------------------------------

                     FINANCIAL SERVICES -- 3.2%
           210,000   American Express Credit Corp.,
                     3.00%, 05/16/08                                        211,447
                     American General Finance Corp.,
           170,000   4.50%, 11/15/07, Ser. H, MTN                           180,721
           110,000   5.38%, 10/01/12, Ser. H, MTN                           118,691
$           25,000   Arch Western Finance LLC,
                     6.75%, 07/01/13, #                             $        25,625
           155,000   Capital One Bank,
                     4.88%, 05/15/08                                        158,179
            85,000   CIT Group, Inc., 7.75%, 04/02/12                       101,350
           380,000   Citigroup, Inc., 7.25%, 10/01/10                       460,413
           180,000   Countrywide Home Loans, Inc.,
                     5.63%, 05/15/07, Ser. K, MTN                           198,248
                     Credit Suisse First
                     Boston USA, Inc.,
            15,000   6.13%, 11/15/11                                         16,804
            95,000   6.50%, 01/15/12                                        109,018
            80,000   7.13%, 07/15/32                                         96,477
                     Goldman Sachs Group, Inc.,
            10,000   6.60%, 01/15/12                                         11,620
            30,000   5.70%, 09/01/12                                         32,959
           100,000   6.13%, 02/15/33                                        107,238
                     Household Finance Corp.,
           140,000   6.40%, 06/17/08, MTN                                   159,813
             5,000   6.50%, 11/15/08                                          5,749
            55,000   8.00%, 07/15/10                                         68,229
            75,000   6.38%, 11/27/12                                         85,434
           125,000   ING Capital Funding Trust III,
                     8.44%, 12/31/49, FRN                                   155,704
           185,000   Morgan Stanley, 6.60%, 04/01/12                        213,746
            85,000   Pemex Project Funding
                     Master Trust (Mexico),
                     8.50%, 02/15/08                                         99,620
           160,000   Principal Life Global Funding I,
                     5.25%, 01/15/13, #                                     169,854
            90,000   Prudential Holdings LLC,
                     8.70%, 12/18/23, #                                     113,894
                     Targeted Return Index (TRAINS),
           192,360   5.94%, 01/25/07, Ser. 2002-5, FRN, #                   210,755
           367,920   6.96%, 01/15/12, Ser. 2002-10, FRN, #                  426,605
            95,000   The Bear Stearns Companies, Inc.,
                     5.70%, 11/15/14                                        105,295
           205,000   UBS Preferred Funding Trust I,
                     8.62%, 12/31/49, FRN                                   262,129

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)                ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------

                     FINANCIAL SERVICES -- CONTINUED
$           75,000   Washington Mutual Bank FA,
                     6.88%, 06/15/11                                $        89,482
            85,000   Washington Mutual, Inc., 4.38%, 01/15/08                89,952
                     --------------------------------------------------------------
                                                                          4,085,051
                     --------------------------------------------------------------

                     FOOD/BEVERAGE PRODUCTS -- 0.1%
            60,000   Archer-Daniels Midland Co.,
                     5.94%, 10/01/32                                         64,042
            80,000   ConAgra Foods, Inc.,
                     6.75%, 09/15/11                                         93,659
                     --------------------------------------------------------------
                                                                            157,701
                     --------------------------------------------------------------

                     HEALTH CARE/HEALTH CARE SERVICES -- 0.0% ^
            60,000   Tenet Healthcare Corp.,
                     5.00%, 07/01/07                                         56,100

                     INSURANCE -- 0.6%
           170,000   Aegon NV (The Netherlands),
                     4.75%, 06/01/13                                        171,990
           145,000   AXA (France), 8.60%, 12/15/30                          186,742
            95,000   Fund American Companies, Inc.,
                     5.88%, 05/15/13                                         99,335
            35,000   Metlife, Inc., 6.13%, 12/01/11                          39,895
                     Nationwide Financial Services, Inc.,
            40,000   6.25%, 11/15/11                                         44,881
            35,000   5.90%, 07/01/12                                         38,646
            80,000   New York Life Insurance Co.,
                     5.88%, 05/15/33, #                                      83,959
           105,000   QBE Insurance Group LTD (Australia),                   102,430
                     5.65%, 07/01/23, SUB, #
                     --------------------------------------------------------------
                                                                            767,878
                     --------------------------------------------------------------

                     MACHINERY & ENGINEERING EQUIPMENT -- 0.1%
            65,000   Deere & Co., 6.95%, 04/25/14                            78,758

                     MANUFACTURING -- 0.1%
$           70,000   Bombardier, Inc. (Canada),
                     6.75%, 05/01/12, #                             $        71,750

                     METALS/MINING -- 0.0% ^
            40,000   Peabody Energy Corp.,
                     6.88%, 03/15/13, #                                      41,900

                     MULTI-MEDIA -- 0.7%

                     AOL Time Warner, Inc.,
           120,000   6.88%, 05/01/12                                        136,994
           255,000   7.63%, 04/15/31                                        294,296
            45,000   Comcast Corp., 7.05%, 03/15/33                          49,979
           195,000   Liberty Media Corp.,
                     5.70%, 05/15/13                                        198,222
                     News America, Inc.,
            45,000   7.13%, 04/08/28                                         50,105
            80,000   7.28%, 06/30/28                                         90,683
            60,000   Walt Disney Co., 6.38%, 03/01/12                        68,392
                     --------------------------------------------------------------
                                                                            888,671
                     --------------------------------------------------------------

                     OFFICE/BUSINESS EQUIPMENT -- 0.0% ^
                     Xerox Corp.,
            25,000   7.13%, 06/15/10                                         24,969
            20,000   7.63%, 06/15/13                                         20,025
                     --------------------------------------------------------------
                                                                             44,994
                     --------------------------------------------------------------

                     OIL & GAS -- 1.1%
            35,000   Alberta Energy Co., LTD (Canada) (Yankee),
                     7.38%, 11/01/31                                         44,261
                     Amerada Hess Corp.,
            60,000   7.88%, 10/01/29                                         73,026
            70,000   7.30%, 08/15/31                                         80,907
            85,000   Anadarko Finance Co.,
                     6.75%, 05/01/11, Ser. B                                 99,628
           100,000   Anadarko Petroleum Corp.,
                     6.13%, 03/15/12                                        113,277

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)                ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------

                     OIL & GAS -- CONTINUED
$           50,000   Canadian Natural Resources LTD
                     (Canada) (Yankee),
                     7.20%, 01/15/32                                $        61,437
            35,000   Chesapeake Energy Corp.,
                     8.13%, 04/01/11                                         37,713
           110,000   Conoco Funding Co. (Canada),
                     7.25%, 10/15/31                                        138,190
            60,000   ConocoPhillips, 5.90%, 10/15/32                         64,383
           150,000   Devon Financing Corp. ULC,
                     7.88%, 09/30/31                                        190,470
           150,000   Lasmo USA, Inc., 7.30%, 11/15/27                       187,713
           135,000   Occidental Petroleum Corp.,
                     7.65%, 02/15/06                                        152,538
            75,000   Transocean, Inc. (Cayman Islands),
                     6.63%, 04/15/11                                         86,883
            35,000   Valero Energy Corp.,
                     6.88%, 04/15/12                                         39,675
                     --------------------------------------------------------------
                                                                          1,370,101
                     --------------------------------------------------------------

                     PACKAGING -- 0.2%
            30,000   Crown European Holdings SA (France),
                     9.50%, 03/01/11, #                                      32,400
                     Owens-Brockway Glass Container, Inc.,
            20,000   8.88%, 02/15/09                                         21,700
            30,000   7.75%, 05/15/11, #                                      31,725
           160,000   Sealed Air Corp.,
                     6.88%, 07/15/33, #                                     163,176
                     --------------------------------------------------------------
                                                                            249,001
                     --------------------------------------------------------------

                     PAPER/FOREST PRODUCTS -- 0.3%
            55,000   Abitibi-Consolidated, Inc. (Canada) (Yankee),
                     6.00%, 06/20/13                                         52,347
            45,000   Georgia-Pacific Corp.,
                     7.38%, 07/15/08, #                                      45,675
            70,000   International Paper Co.,
                     5.85%, 10/30/12                                         76,292
$           10,000   MeadWestvaco Corp.,
                     6.85%, 04/01/12                                $        11,544
                     Westvaco Corp.,
            15,000   8.20%, 01/15/30                                         18,834
            65,000   7.95%, 02/15/31                                         79,741
            85,000   Weyerhaeuser Co.,
                     6.75%, 03/15/12                                         96,492
                     --------------------------------------------------------------
                                                                            380,925
                     --------------------------------------------------------------

                     PIPELINES -- 0.2%
            30,000   Kinder Morgan Energy Partners LP,
                     7.40%, 03/15/31                                         36,241
           110,000   Kinder Morgan, Inc.,
                     6.50%, 09/01/12                                        126,093
            40,000   TransCanada Pipelines LTD (Canada) (Yankee),
                     8.63%, 05/15/12                                         52,190
                     --------------------------------------------------------------
                                                                            214,524
                     --------------------------------------------------------------

                     RETAILING -- 0.5%
            40,000   Federated Department Stores, Inc.,
                     7.00%, 02/15/28                                         45,276
                     Kroger Co.,
            30,000   6.80%, 04/01/11                                         34,226
            55,000   8.00%, 09/15/29                                         68,405
            30,000   7.50%, 04/01/31                                         35,581
            60,000   Lowe's Companies, Inc.,
                     6.88%, 02/15/28                                         70,417
           120,000   Safeway, Inc., 6.50%, 03/01/11                         133,950
           170,000   Sears Roebuck Acceptance Corp.,
                     7.00%, 02/01/11                                        194,428
            25,000   The May Department Stores Co.,
                     6.90%, 01/15/32                                         27,814
            85,000   Toys R US, Inc., 7.88%, 04/15/13                        91,436
                     --------------------------------------------------------------
                                                                            701,533
                     --------------------------------------------------------------

                     SHIPPING/TRANSPORTATION -- 0.3%
                     Burlington Northern
                     Santa Fe Corp.,
            55,000   6.75%, 07/15/11                                         64,397
            15,000   7.08%, 05/13/29                                         17,626
            65,000   CSX Corp., 6.75%, 03/15/11                              75,677

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)                ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------

                     SHIPPING/TRANSPORTATION -- CONTINUED
$          140,000   Norfolk Southern Corp.,
                     6.75%, 02/15/11                                $       163,516
            30,000   Union Pacific Corp.,
                     6.63%, 02/01/29                                         33,858
                     --------------------------------------------------------------
                                                                            355,074
                     --------------------------------------------------------------

                     TELECOMMUNICATIONS -- 2.2%
           248,000   AT&T Broadband Corp.,
                     8.38%, 03/15/13                                        310,597
                     AT&T Corp.,
             1,000   6.00%, 03/15/09                                          1,070
            20,000   8.50%, 11/15/31                                         22,678
           160,000   AT&T Wireless Services, Inc.,
                     7.88%, 03/01/11                                        188,964
           115,000   British Telecom PLC (United Kingdom),
                     8.38%, 12/15/10                                        145,438
            90,000   Citizens Communications Co.,
                     9.25%, 05/15/11                                        116,456
           190,000   Deutsche Telekom International
                     Finance BV (The Netherlands),
                     8.50%, 06/15/10                                        233,392
            80,000   8.75%, 06/15/30                                        101,927
                     France Telecom (France),
           110,000   9.25%, 03/01/11                                        138,442
           105,000   10.00%, 03/01/31                                       145,292
            60,000   Koninklijke KPN NV (The Netherlands),
                     8.00%, 10/01/10                                         74,278
                     Sprint Capital Corp.,
           220,000   6.00%, 01/15/07                                        236,423
           155,000   8.75%, 03/15/32                                        185,539
           120,000   TCI Communications, Inc.,
                     7.88%, 02/15/26                                        142,774
           160,000   Telefonica Europe BV (The Netherlands),
                     7.75%, 09/15/10                                        197,427
                     Verizon Global Funding Corp.,
            75,000   7.38%, 09/01/12                                         91,478
            70,000   7.75%, 12/01/30                                         88,653
           275,000   Verizon New York, Inc.,
                     6.88%, 04/01/12, Ser. A                                323,719
$           80,000   Vodafone Group PLC  (United Kingdom),
                     7.88%, 02/15/30                                $       103,058
                     --------------------------------------------------------------
                                                                          2,847,605
                     --------------------------------------------------------------

                     UTILITIES -- 1.4%
            70,000   AEP Texas Central Co.,
                     5.50%, 02/15/13, #                                      74,680
           100,000   Arizona Public Service Co.,
                     4.65%, 05/15/15                                         99,442
            20,000   CenterPoint Energy, Inc.,
                     6.85%, 06/01/15, #                                      20,030
            70,000   Columbus Southern Power Co.,
                     5.50%, 03/01/13, #                                      75,259
                     Constellation Energy Group, Inc.,
            65,000   6.35%, 04/01/07                                         72,647
            35,000   7.00%, 04/01/12                                         40,769
           125,000   4.55%, 06/15/15                                        119,331
           210,000   Dominion Resources, Inc.,
                     8.13%, 06/15/10, Ser. A                                260,232
            70,000   DTE Energy Co.,
                     6.38%, 04/15/33                                         72,946
            75,000   Duke Capital Corp., 6.25%, 02/15/13                     79,728
                     Duke Energy Corp.,
            45,000   3.75%, 03/05/08, #                                      46,320
            75,000   6.25%, 01/15/12                                         84,045
            70,000   MidAmerican Energy Co.,
                     6.75%, 12/30/31                                         81,975
                     National Rural Utilities
                     Cooperative Finance Corp.,
           150,000   3.88%, 02/15/08                                        156,253
           105,000   7.25%, 03/01/12, Ser. C, MTN                           125,724
           110,000   Pepco Holdings, Inc.,
                     6.45%, 08/15/12, #                                     124,471
            60,000   Progress Energy, Inc.,
                     6.85%, 04/15/12                                         69,050
           145,000   TXU Energy Co.,
                     7.00%, 03/15/13, #                                     160,477
                     --------------------------------------------------------------
                                                                          1,763,379
                     --------------------------------------------------------------
                     Total Corporate Notes & Bonds                       22,769,177
                     (Cost $20,791,347)
                     --------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)                ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------

                     RESIDENTIAL MORTGAGE BACKED
                     SECURITIES -- 19.9%

                     COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
$        1,000,000   Countrywide Home Loans,
                     5.50%, 08/25/33,
                     Ser. 2003-29, Class A1, (f)                    $     1,021,875
           200,000   SACO I, Inc., 7.00%, 08/25/36,
                     Ser. 1997-2, Class 1A5, #                              206,844
                     --------------------------------------------------------------
                                                                          1,228,719
                     --------------------------------------------------------------

                     MORTGAGE BACKED PASS-THROUGH
                     SECURITIES -- 18.9%
                     Federal Home Loan Mortgage Corp.,
         1,160,000   6.90%, 12/01/10,
                     Gold Pool W10004                                     1,362,275
            36,006   6.00%, 04/01/11,
                     Gold Pool E63898                                        37,557
                     Federal National Mortgage Association,
         1,500,000   4.50%, 08/25/18, TBA                                 1,525,313
         2,321,563   7.00%, 08/01/32, Pool 660135                         2,444,831
        10,000,000   5.00%, 08/25/33, TBA                                10,118,749
         2,000,000   5.50%, 08/25/33, TBA                                 2,060,624
         2,000,000   5.00%, 09/25/33, TBA                                 2,015,624
         3,500,000   Government National Mortgage Association,
                     5.50%, 08/15/33, TBA                                 3,631,250
         1,000,000   Master Asset Securitization Trust,
                     5.50%, 09/25/33,
                     Ser. 2003-8, Class 1A1, (f)                          1,011,875
                     --------------------------------------------------------------
                                                                         24,208,098
                     --------------------------------------------------------------
                     Total Residential Mortgage Backed Securities        25,436,817
                     (Cost $25,258,957)

                     COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.1%
         2,500,000   Bear Stearns Commercial Mortgage Securities,
                     4.74%, 03/13/40,
                     Ser. 2003-T10, Class A2                              2,612,733
$        1,000,000   Deutsche Mortgage & Asset Receiving Corp.,
                     6.54%, 06/15/31,
                     Ser. 1998-C1, Class A2                         $     1,129,557
           177,709   LB Commercial Conduit Mortgage Trust,
                     7.11%, 10/15/32,
                     Ser. 1999-C2, Class A1                                 196,416
                     --------------------------------------------------------------
                     Total Commercial Mortgage Backed Securities
                     (Cost $3,644,432)                                    3,938,706
                     --------------------------------------------------------------

                     ASSET BACKED SECURITIES -- 6.7%
                     Bank One Insurance Trust,
           550,000   1.23%, 02/17/09, Ser. 2003-A5,
                     Class A5, FRN                                          550,164
           525,000   2.32%, 12/15/10, Ser. 2003-C2,
                     Class C2, FRN                                          524,047
                     Capital Auto Receivables Asset Trust,
           515,000   1.30%, 02/15/07, Ser. 2003-2,
                     Class A3B, FRN                                         514,794
           335,000   1.96%, 01/15/09, Ser. 2003-2,
                     Class A4A                                              333,225
           500,000   Capital One Master Trust,
                     4.60%, 08/17/09,
                     Ser. 2001-8A, Class A                                  532,931
           225,000   Citibank Credit Card
                     Issuance Trust, 5.00%, 06/10/15,
                     Ser. 2003-C4, Class C4                                 221,623
           310,000   Citibank Credit Card
                     Master Trust I, 0.00%, 08/15/06,
                     Ser. 1997-6, Class A, PO                               306,049
           320,000   Discover Card
                     Master Trust I,  1.23%, 05/16/07,
                     Ser. 2002-5, Class A, FRN                              319,875
            52,048   Ford Credit Auto Owner Trust,
                     6.62%, 07/15/04, Ser. 2000-G,
                     Class A4                                                52,384
           780,000   Household Automotive Trust,
                     4.37%, 12/17/08,
                     Ser. 2001-3, Class A4                                  816,966


SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)                ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------

                     ASSET BACKED SECURITIES -- CONTINUED
$          225,000   LB-UBS Commercial Mortgage Trust,
                     3.32%, 03/15/27,
                     Ser. 2003-C1, Class A2                         $       228,953
           650,000   Long Beach Mortgage
                     Loan Trust, 1.45%, 08/15/33,
                     Ser. 2003-4, Class AV3, FRN, (f)                       650,000
                     Residential Asset Securities Corp.,
           430,000   1.31%, 07/25/31,
                     Ser. 2003-KS5, Class AIIB, FRN, (f)                    430,000
           256,965   1.29%, 07/25/32,
                     Ser. 2002-KS4, Class AIIB, FRN                         256,624
                     Sears Credit Account Master Trust,
           150,000   6.05%, 01/15/08,
                     Ser. 1995-5, Class A                                   152,315
         1,099,583   7.00%, 07/15/08,
                     Ser. 1996-3, Class A                                 1,132,102
           805,000   Volkswagen Auto Loan Enhanced Trust,
                     1.93%, 01/20/10,
                     Ser. 2003-1, Class A4                                  803,365
                     Wachovia Asset Securitization, Inc.,
           315,000   1.47%, 12/25/32,
                     Ser. 2002-HE2, Class A, FRN                            315,782
           415,000   1.38%, 06/25/33, Ser. 2003-HE2,
                     Class AII1, FRN                                        415,000
                     --------------------------------------------------------------
                     Total Asset Backed Securities                        8,556,199
                     (Cost $8,501,097)
                     --------------------------------------------------------------
                     Total Long-Term Investments                        102,224,586
                     (Cost $98,516,241)
                     --------------------------------------------------------------

UNITS
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.0%
-----------------------------------------------------------------------------------
                     OPTIONS -- 0.2%
        12,000,000   Call Option on FNMA 30 Years,
                     5.00%, TBA 10/03,                                       96,750
                     strike price of 100.77, expiring
                     10/8/03, European Style
         3,400,000   Payer Swaption on Interest Rate
                     Swap, expiring 7/9/13, if                      $            68
                     exercised: JPMorgan pays fixed
                     (4.32%) and receives 3 month
                     USD-LIBOR, Swap expires
                     7/7/03, European Style
         2,000,000   Payer Swaption on Interest
                     Rate Swap, expiring 9/10/13, if                         45,400
                     exercised: JPMorgan pays fixed
                     (3.84%) and receives 3 month
                     USD-LIBOR, Swap expires
                     9/8/03, European Style
         3,500,000   Payer Swaption on Interest Rate
                     Swap, expiring 9/10/13, if                              70,910
                     exercised: JPMorgan pays fixed
                     (3.90%) and receives 3 month
                     USD-LIBOR, Swap expires 9/8/03, European Style
                     --------------------------------------------------------------
                     Total Options                                          213,128
                     (Cost $310,680)
                     --------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
-----------------------------------------------------------------------------------
                     U. S. GOVERNMENT AGENCY SECURITIES -- 5.6%
                     Federal National Mortgage Association,
$        2,397,000   1.18%, 07/16/03, DN +                                2,395,845
         4,701,000   1.19%, 10/08/03, DN +                                4,688,589
                     --------------------------------------------------------------
                     Total U. S. Government Agency
                     Securities (Cost $7,081,373)                         7,084,434
                     --------------------------------------------------------------

                     COMMERCIAL PAPER -- 11.0%

                     ASSET BACKED SECURITIES -- 8.7%
         3,000,000   Amsterdam Funding Corp.,
                     1.25%, 07/03/03+                                     2,999,698
         2,000,000   Aquinas Funding LLC,
                     1.26%, 08/27/03+                                     1,996,843
         3,000,000   Surrey Funding Corp.,
                     1.25%, 07/28/03                                      2,997,177
         3,000,000   Windmill Funding Corp.,
                     1.24%, 07/23/03                                      2,997,817
                     --------------------------------------------------------------
                                                                         10,991,535
                     --------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)                ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED
-----------------------------------------------------------------------------------

                     FINANCIAL SERVICES -- 2.3%
$        3,000,000   Morgan Stanley Dean Witter & Co.,
                     1.25%, 07/25/03                                $     2,997,480
                     Total Commercial Paper                              13,989,015
                     (Cost $13,988,216)

SHARES
-----------------------------------------------------------------------------------
                     MONEY MARKET FUND -- 3.2%
         4,081,115   JPMorgan Prime Money Market Fund (a)                 4,081,115
                     --------------------------------------------------------------
                     Total Money Market Fund                              4,081,115
                     (Cost $4,081,115)
                     --------------------------------------------------------------
                     Total Short-Term Investments                        25,367,692
                     (Cost $25,461,384)
                     --------------------------------------------------------------
                     Total Investments -- 100.0%                    $   127,592,278
                     (Cost $123,977,625)
                     --------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS

                                                                                      NOTIONAL            UNREALIZED
NUMBER OF                                                                             VALUE AT          APPRECIATION
CONTRACTS DESCRIPTION                                          EXPIRATION DATE  06/30/03 (USD)  (DEPRECIATION) (USD)
--------------------------------------------------------------------------------------------------------------------
          LONG FUTURES OUTSTANDING
26        Eurodollar                                               March, 2004    $  6,419,725            $   5,057
4         Eurodollar                                                June, 2004         985,750               (2,022)
5         5 Year Treasury Notes                                September, 2003         575,625                 (496)

          SHORT FUTURES OUTSTANDING
(81)      Treasury Bonds                                       September, 2003      (9,504,844)             179,335
(53)      10 Year Treasury Notes                               September, 2003      (6,224,188)              30,685

OPTIONS

UNITS                OPTIONS WRITTEN                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------
                     Put Options Written
(8,000,000)          Put Option on FNMA, 30 Year Fixed, 5.50%, strike price of 100.89,
                     expiring 7/7/03, European Style                                                      $       (8)
(10,500,000)         Put Option on FNMA, 30 Year Fixed, 5.50%, strike price of 102.56,
                     expiring 9/8/03, European Style                                                         (53,485)
(7,500,000)          Put Option on FNMA, 30 Year Fixed, 5.50%, TBA, strike price of 102.78,
                     expiring 9/8/03, European Style                                                         (50,976)
(12,000,000)         Put Option on FNMA, 30 Year Fixed, 5.00%, TBA, strike price of 99.20,
                     expiring 10/8/03, European Style                                                        (69,000)
                     Call Options Written
(12,000,000)         Call Option on FNMA, 30 Year Fixed, 5.00%, TBA, strike price of 101.77,
                     expiring 10/8/03, European Style                                                        (46,500)
                     Total Put/Call Options Written                                                       $ (219,969)

SWAP CONTRACTS

                                                                                    UNDERLYING            UNREALIZED
                                                                                      NOTIONAL          APPRECIATION
DESCRIPTIONS                                                   EXPIRATION DATE           VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Interest Rate Swap with UBS Warburg, swap price lock
on FHMLC Gold 30 years, 5.50%, price less 103.05,
JPMorgan receives positive, pays negative                             07/07/03    $  3,000,000            $    3,750

Interest Rate Swap with Morgan Stanley Capital Services,
swap rate lock on 5 Year Forward Contract, rate less 2.65%,
JPMorgan receives positive, pays negative                             07/07/03       5,637,000                30,775

Interest Rate Swap with Morgan Stanley Capital Services,
swap price lock on U.S. Treasury Note, 2.63%, 5/15/08,
price less 102.72, JPMorgan receives positive,
pays negative                                                         07/07/03       6,000,000               106,014

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                    UNDERLYING            UNREALIZED
                                                                                      NOTIONAL          APPRECIATION
DESCRIPTIONS                                                   EXPIRATION DATE           VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Interest Rate Swap with Morgan Stanley Capital Services,
swap price lock on U.S. Treasury Note, 3.00%, 2/15/08,
price less 103.93, JPMorgan receives positive, pays negative          07/09/03   $   9,220,000            $  (89,854)

Interest Rate Swap with Deutsche Bank AG, New York,
swap price lock on U.S. Treasury Note, 2.63%, 5/15/08,
price less 101.34, JPMorgan receives negative, pays positive          07/21/03       5,650,000                28,927

Interest Rate Swap with Lehman Brothers Special Financing,
swap price lock on FNMA 30 years, 5.50%, TBA 8/03,
price less 102.78, JPMorgan receives positive, pays negative          08/06/03       9,000,000                18,281

Interest Rate Swap with Deutsche Bank AG, New York,
swap price lock on FNMA 30 years, 5.50%, TBA 8/03,
price less 103.13, JPMorgan receives positive, pays negative          08/06/03       4,500,000                (5,625)

Interest Rate Swap with Lehman Brothers Special Financing,
swap price lock on FNMA 30 years, 5.00%, TBA 8/03,
price less 102.20, JPMorgan receives positive, pays negative          08/06/03       9,000,000               (92,109)

Interest Rate Swap with Lehman Brothers Special Financing,
swap price lock on U.S. treasury Note, 2.63%, price less 100.54
JPMorgan receives negative, pays positive                             08/14/03       9,950,000               (17,451)

Interest Rate Swap with Merrill Lynch Capital Services,
Forward Rate Agreement, JPMorgan receives 1.08%,
pays 3 month LIBOR                                                    12/17/03     107,000,000                 1,346

Interest Rate Swap with Merrill Lynch Capital Services,
Forward Rate Agreement, JPMorgan receives 1.06%,
pays 3 month LIBOR                                                    06/16/04     134,000,000               (61,640)

Interest Rate Swap with Merrill Lynch Capital Services,
Forward Rate Agreement, JPMorgan receives 1.23%,
pays 3 month LIBOR                                                    06/16/04      53,575,000                  (536)

Abbreviations:

#     --All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@     --Security is fully or partially segregated with brokers as initial margin for futures contracts.
+     --All or a portion of this security is segregated with the custodian for future contracts, TBA, when issued, delayed delivery securities, options or swaps.
^     --Amount rounds to less than .01%.
(a) --Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Fleming Asset Management Inc.
DN    --Discount Note. The rate shown is the effective yield at the date of purchase.
(f) --Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued:

             MARKET VALUE               PERCENTAGE
             ------------               ----------
              $ 3,113,750                     2.44%

FNMA  --Federal National Mortgage Association.
FRN   --Floating Rate Note. The rate shown is the rate in effect as of June
        30, 2003.
GO    --General Obligation.
(i)   --Security is considered illiquid and may be difficult to sell.
LIBOR --London Interbank Offered Rate.
MTN   --Medium Term Note.
PO    --Principal Only.
SDR   --Step Down Rate. The dividend rate shown is the rate in effect as of
        June 30, 2003.
Ser.  --Series.
SUB   --Step-Up Bond. The rate shown is the rate in effect as of
        June 30, 2003.
TBA   --To be announced.
TIPS  --Treasury Inflated Protected Security
USD   --United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003

ASSETS:
Investment securities, at value                                                                    $    127,592,278
Cash                                                                                                        177,792
Receivables:
  Investment securities sold                                                                             26,072,801
  Shares of beneficial interest sold                                                                         34,556
  Interest and dividends                                                                                    827,477
  Unrealized appreciation on open swap contracts                                                            189,093
-------------------------------------------------------------------------------------------------------------------
Total Assets                                                                                            154,893,997
-------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Outstanding options written, at fair value                                                                219,969
  Investment securities purchased                                                                        47,910,185
  Shares of beneficial interest redeemed                                                                     37,701
  Variation margin                                                                                           70,609
  Unrealized depreciation on open swap contracts                                                            267,215
Accrued liabilities:
  Investment advisory fees                                                                                   26,531
  Administration fees                                                                                        22,091
  Custodian fees                                                                                             12,551
  Other                                                                                                      30,122
-------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                                        48,596,974
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                                                                                          99,299,762
Accumulated undistributed (overdistributed) net investment income                                         1,558,801
Accumulated net realized gain (loss) on investments, futures, foreign exchange transactions,
  options and swaps                                                                                       1,599,808
Net unrealized appreciation (depreciation) of investments, futures options and swaps                      3,838,652
-------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                   $    106,297,023
-------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (no par value; unlimited number of shares authorized):          8,587,866
Net asset value, redemption and offering price per share:                                          $          12.38
Cost of investments                                                                                $    123,977,625
-------------------------------------------------------------------------------------------------------------------
Premium received from options written                                                              $        309,531
-------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003

INVESTMENT INCOME:
Interest                                                                                           $      1,842,287
Dividend                                                                                                      6,652
Dividend income from affiliated investments*                                                                 96,975
-------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                   1,945,914
-------------------------------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                                                                    154,924
Administration fees                                                                                         126,184
Custodian fees                                                                                               27,108
Printing and postage                                                                                         10,214
Professional fees                                                                                            30,852
Transfer agent fees                                                                                           9,371
Trustees' fees                                                                                               20,064
Other                                                                                                         8,713
-------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                              387,430
-------------------------------------------------------------------------------------------------------------------
Less earnings credits                                                                                           122
-------------------------------------------------------------------------------------------------------------------
  Net expenses                                                                                              387,308
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     1,558,606
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
  Investments                                                                                             3,087,137
  Futures                                                                                                (1,442,142)
  Foreign exchange contracts                                                                                  5,249
  Written Options                                                                                           (61,838)
  Swaps                                                                                                     214,721
Change in net unrealized appreciation/depreciation of:
  Investments                                                                                               510,445
  Futures                                                                                                   329,114
  Written options                                                                                            19,363
  Swaps                                                                                                     (79,070)
Net realized and unrealized gain (loss) on investments, futures, foreign exchange transactions,
  options and swaps                                                                                       2,582,979
Net increase (decrease) in net assets from operations                                              $      4,141,585
-------------------------------------------------------------------------------------------------------------------
* Includes reimbursements of investment advisory and administration fees:                          $         13,329
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Bond Portfolio

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

                                                                               1/1/03 THROUGH         YEAR ENDED
                                                                                      6/30/03           12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                         $     1,558,606    $     3,119,368
Net realized gain (loss) on investments, futures, foreign exchange
  transactions, options and swaps                                                   1,803,127          2,354,121
Change in net unrealized appreciation/depreciation of investments, futures,
  options and swaps                                                                   779,852          2,191,529
----------------------------------------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations                                 4,141,585          7,665,018
----------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                              (3,143,025)          (637,879)
Net realized gain on investment transactions                                       (2,220,960)                --
----------------------------------------------------------------------------------------------------------------
  Total distributions to shareholders                                              (5,363,985)          (637,879)
----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                                        15,673,042         38,866,446
Dividends reinvested                                                                5,363,985            637,879
Cost of shares redeemed                                                            (9,703,002)       (31,869,723)
----------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions                              11,334,025          7,634,602
----------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                                          10,111,625         14,661,741
----------------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                                96,185,398         81,523,657
End of period                                                                 $   106,297,023    $    96,185,398
Accumulated undistributed (overdistributed) net investment income             $     1,558,801    $     3,143,220

SHARE TRANSACTIONS:
Issued                                                                              1,250,229          3,262,006
Reinvested                                                                            439,676             54,380
Redeemed                                                                             (773,055)        (2,670,679)
  Change in Shares                                                                    916,850            645,707
----------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

JPMorgan Bond Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding flexible premium variable life insurance policies.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested.

2. SIGNIFICANT ACCOUNTING PRINCIPLES

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts may differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations may be based upon current market prices of securities, which are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Portfolio invests in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner, allowing the

Portfolio to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss.

The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2003, the Portfolio had outstanding futures contracts as listed on its Portfolio of Investments.

C. WRITTEN OPTIONS -- When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Portfolio realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Portfolio writes options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Portfolio to unlimited risk of loss. The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of June 30, 2003, the Portfolio had written options contracts outstanding as listed on its Portfolio of Investments.

Transactions in options written during the six months ended June 30, 2003, were as follows:

                                                         NUMBER OF         PREMIUMS
                                                         CONTRACTS         RECEIVED
Options outstanding at December 31, 2002                 (21,950,000)   $      233,070
Options written                                         (140,800,000)          749,703
Options terminated in closing purchase transactions      112,750,000          (673,242)
Options outstanding at June 30, 2003                     (50,000,000)   $      309,531

D. SWAPS -- The Portfolio may engage in swap transactions, specifically interest rate, currency, fixed income, index, total return swaps and swaptions in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of June 30, 2003, the Portfolio had outstanding swap agreements as listed on its Portfolio of Investments.

E. COMMITMENTS -- The Portfolio may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest.

F. DOLLAR ROLLS -- The Portfolio may enter into dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

The Portfolio had TBA Dollar Rolls outstanding as of June 30, 2003, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Portfolio segregates assets with a current value at least equal to the amount of its TBA Dollar Rolls.

In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Portfolio engages in dollar rolls for the purpose of enhancing their yields, principally by earning a negotiated fee.

G. RESTRICTED AND ILLIQUID SECURITIES -- The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

H. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

I. EXPENSES -- Expenses incurred by the Trust with respect to any two or more Portfolios in the Trust are allocated in proportion to the net assets of each Portfolio in the Trust, except where allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

J. FEDERAL INCOME TAXES -- It is the Portfolio's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

K. FOREIGN TAXES -- The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which it invests.

L. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM" or "Adviser") acts as the investment adviser to the Portfolio. JPMIM is an affiliate of JPMorgan Chase Bank ("JPMCB") and a wholly owned subsidiary of J.P. Morgan Chase & Co. The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.30% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any doubling up of investment advisory and administration fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain aspects of the administration and operation of the Portfolio. Under the agreement, the Portfolio has agreed to pay the Administrator a fee based on the following: if the total expenses of the Portfolio excluding the advisory fee exceed the expense limit of 0.45% of the average daily net assets of the Portfolio, the Administrator will reimburse the Portfolio for the excess expense amount. Should the expenses be less than the expense limit, the Administrator's fee would be limited to the difference between such expenses and the fees calculated under the Administration Agreement.

BISYS Fund Services, L.P. ("BISYS") serves as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

C. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as Custodian Fees. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

D. OTHER -- During the period the Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the advisor.

4. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, purchases and sales of investments (excluding short-term investments) were as follows:

                                        PURCHASES                SALES          PURCHASES              SALES
                                  (EXCLUDING U.S.      (EXCLUDING U.S.            OF U.S.            OF U.S.
                                      GOVERNMENT)          GOVERNMENT)         GOVERNMENT         GOVERNMENT
------------------------------------------------------------------------------------------------------------
                                 $     52,262,278     $     43,018,057   $    272,545,968   $    276,150,848

5. FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, were as follows:

                                                                 GROSS              GROSS     NET UNREALIZED
                                        AGGREGATE           UNREALIZED         UNREALIZED       APPRECIATION
                                             COST         APPRECIATION       DEPRECIATION     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
                                 $    123,977,625     $      3,935,359   $       (320,706)  $      3,614,653

6. CONCENTRATIONS AND INDEMNIFICATION

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnification. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS

On or about September 1, 2003 Robert Fleming Inc. ("RFI") and J.P. Morgan Fleming Asset Management (USA) Inc. ("FAM") will merge into J.P. Morgan Investment Management Inc. ("JPMIM"). JPMIM, as the surviving entity, will assume all the rights and obligations of RFI and FAM.

In addition, on or about October 1, 2003 it is expected that JPMIM will change from being a wholly-owned subsidiary of J.P.Morgan Chase & Co. ("Parent") to being an indirectly wholly-owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

JPMorgan Bond Portfolio

FINANCIAL HIGHLIGHTS

                                                 1/1/03                         YEAR ENDED DECEMBER 31,
                                                THROUGH    ------------------------------------------------------------------
                                                6/30/03       2002          2001          2000          1999          1998
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $    12.54    $    11.61    $    11.65    $    11.23    $    11.67    $    11.29
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.16          0.40          0.63          0.65          0.40          0.45
  Net gains or losses on securities
    (both realized and unrealized)                 0.34          0.62          0.17          0.52         (0.53)         0.45
-----------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                 0.50          1.02          0.80          1.17         (0.13)         0.90
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment income             0.39          0.09          0.73          0.75          0.27          0.39
  Distributions from capital gains                 0.27            --          0.11            --          0.04          0.13
-----------------------------------------------------------------------------------------------------------------------------
  Total distributions                              0.66          0.09          0.84          0.75          0.31          0.52
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    12.38    $    12.54    $    11.61    $    11.65    $    11.23    $    11.67
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(b)                                    4.05%         8.80%         6.92%        10.54%        (1.13)%        8.01%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)   $  106,297    $   96,185    $   81,524    $   78,678    $   66,218    $   32,541
RATIOS TO AVERAGE NET ASSETS:#
  Net expenses                                     0.75%         0.75%         0.75%         0.75%         0.75%         0.75%
  Net investment income (loss)                     3.02%         3.49%         5.37%         5.98%         5.36%         5.39%
  Expenses without reimbursements and
    earnings credits                               0.75%         0.75%         0.75%         0.75%         0.75%         1.02%
  Net investment income (loss) without
    reimbursements and earnings credits            3.02%         3.49%         5.37%         5.98%         5.36%         5.12%
PORTFOLIO TURNOVER RATE(b)                          308%          608%          421%          565%          479%          179%
-----------------------------------------------------------------------------------------------------------------------------

(b)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Funds

REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of
JPMorgan Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Bond Portfolio (one of the series constituting J.P. Morgan Series Trust II, hereafter referred to as the "Portfolio") at June 30, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 11, 2003

JPMorgan Family of Funds

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund


               Funds may be registered under separate registrants.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center
       393 Manley Street
 West Bridgewater, MA 02379-1039

(C) J.P. Morgan Chase & Co., 2003 All rights reserved.                SAN-BP-603

[GRAPHIC]

JPMORGAN FUNDS

2003
SEMI-ANNUAL REPORT JUNE 30 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES PORTFOLIO

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

CONTENTS

President's Letter                                                      1

JPMorgan International Opportunities Portfolio
Portfolio Commentary                                                    3

Portfolio of Investments                                                6

Financial Statements                                                   10

Notes to Financial Statements                                          13

Financial Highlights                                                   17

HIGHLIGHTS

- "Baghdad bounce" revives international markets.

- Strong returns from emerging markets.

- Growth remains weak throughout developed markets.

- Most optimistic about overseas markets.

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan International
  Opportunities Portfolio

PRESIDENT'S LETTER  AUGUST 4, 2003

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan International Opportunities Portfolio. Inside, you'll find information detailing the performance of the Portfolio for the six months ended June 30, 2003, along with a report from the Portfolio Manager.

THE "BAGHDAD BOUNCE" TRIGGERS A LIQUIDITY DRIVEN RALLY

Despite the uncertainty of the first few months of 2003, global equity markets found direction once it became clear that allied troops would cross the border into Iraq in mid-March. Prior to that, wrangling in the United Nations regarding the legitimacy of war dogged market sentiment. However, the combination of action, followed by a quicker than expected war, led to a relief-rally -- the "Baghdad Bounce".

The rally then acquired momentum thanks to utterances by the U.S. Federal Reserve confirming its determination to avoid deflation and to nurture growth, Congress' approval of a $350 billion package of tax cuts by the Bush administration in an attempt to boost consumer demand, and the monetary stance adopted by the Bank of England and European Central Bank. The combination of liquidity and the lack of any major negative earnings surprises supported investor sentiment. By June 30th, the S&P 500 Index of blue chip U.S. stocks had risen 11.76% year to date, and the MSCI EAFE Index of international stocks was up 9.47%.

While stock market sentiment improved, economic data was mixed almost everywhere. In the United States, the labor market was sluggish, but deteriorating less rapidly, and core CPI -- the benchmark measure of inflation -- falling to its lowest level in 40 years, +1.5%. However, there was some positive leading indicator data towards the end of the period, particularly regarding consumer sentiment. In Germany, the economy slipped into recession, and economic data in the UK suggested that the hitherto resilient British economy was succumbing to nervousness in consumer spending.

Emerging stock markets outperformed developed markets, reflecting increasing investor confidence in a global cyclical recovery and a desire to invest in the more leveraged markets. While the SARS virus hit consumer demand in the Asian cities and city states affected, exports from mainland China appear to have been unaffected.

[SIDENOTE]

[PHOTO]

While stock market sentiment improved, economic data was mixed almost everywhere.

OUTLOOK

From an economic perspective, growth remains weak throughout developed markets. In the U.S., economic data improved modestly towards the end of the period, although there is still no clear proof of recovery. In Europe, domestic demand is scarcely growing, while unemployment is rising. An appreciating Euro has reduced inflation pressures, but is hurting export competitiveness. Meanwhile, Japan is still battling the problems of the 1990s -- deflation and weak consumer and capital spending.

We do expect economic growth to increase in the second half, however, led by the United States. In this environment, we anticipate overseas stock markets gaining more than the U.S., as valuations are less stretched in Europe, Asia and the emerging markets. Effective July 31, 2003, JPMorgan International Opportunities Portfolio was renamed JPMorgan International Equity Portfolio, and has a new investment strategy. Additionally, the portfolio management team is led by James Fisher and Peter Harrison. The Portfolio typically invests at least 80% of assets in foreign companies of varying sizes. The adviser uses a bottom-upstock-picking process, screening securities from a regional and global perspective.

The portfolio management team and everyone at JPMorgan Fleming Asset Management, appreciate your continued investment with us. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George C.W. Gatch


George C.W. Gatch
President
JPMorgan Funds

JPMorgan International
  Opportunities Portfolio

AS OF JUNE 30, 2003                                                  (Unaudited)

PORTFOLIO FACTS

Portfolio Inception                           1/3/95
Fiscal Year End                          DECEMBER 31
Net Assets as of 6/30/2003               $22,706,747
Benchmark                            MSCI EAFE INDEX
Portfolio Number                                1386
CUSIP Number                               616919502

Q: HOW DID THE PORTFOLIO PERFORM?

A: JPMorgan International Opportunities Portfolio, which seeks to provide high total return from a Portfolio of equity securities of foreign companies, rose 6.93% during the six months ended June 30, 2003. This compares with a rise of 9.47% for the MSCI EAFE Index, the Portfolio's benchmark.

Q: WHY DID THE PORTFOLIO PERFORM THIS WAY?

A: The Portfolio participated in the rally in international equities, although it trailed its benchmark, the MSCI EAFE Index. Despite the Portfolio's solid gains for the six months, performance was held back by stock selection across a number of sectors. This underperformance occurred in the first quarter, as specific events at a few holdings negatively impacted performance.

   Stock selection in the Basic Industries sector had the greatest negative effect on performance relative to the benchmark. The sector's biggest detractor was Corus, the Anglo-Dutch steel manufacturer, which was thwarted in its attempt to sell its aluminum rolled products and extrusions business. Corus' Dutch Supervisory Board blocked the sale to Pechiney of France in spite of the strong economic rationale for a sale.

   A number of stocks performed poorly in the Insurance, Consumer Non-Durable, Retail and Telecommunications sectors. In Insurance, Dutch company Aegon was impacted by the effect of difficulties at Ahold, the food group in which it holds an equity stake. Ahold stock, which the Portfolio does not hold, has fallen following accounting irregularities at its U.S. subsidiary. Other stocks that detracted from performance included Unilever, Dixons Group, and Fast Retailing.

   Positive performance elsewhere partially counterbalanced these areas of weakness. Stock selection contributed to relative performance in the Energy, Transport Services & Consumer Cyclical, and Capital Market Banks sectors. In Energy, Russian oil company Lukoil continued to perform well, partly assisted by the buoyancy of oil prices early in the period. Cruise company Carnival also did well following its acquisition of ferry operator P&O Princess. In Capital Market Banks, Credit Suisse Group recovered robustly from its earlier depressed valuation.

Q: HOW WAS THE PORTFOLIO MANAGED?

A: While the Portfolio's benchmark was changed on March 31, 2003 from the MSCI
   All Country World Free ex U.S. Index to the MSCI EAFE Index, it continues to maintain a style of being broadly sector neutral and focusing on stocks that are well managed, with strong balance sheets and the potential to grow. From a geographical perspective, the Portfolio is overweight emerging markets, where some blue chip companies appear attractive relative to their developed market peers. These companies will benefit from a global economic recovery, particularly if it is led by the United States.

[CHART]

PERCENTAGE OF PORTFOLIO INVESTMENTS

United Kingdom                    27.0%
Japan                             18.9%
France                            10.1%
Switzerland                        7.8%
The Netherlands                    6.0%
Germany                            4.1%
Australia                          3.8%
Spain                              3.2%
Italy                              3.1%
South Korea                        2.5%
India                              2.3%
Finland                            2.1%
Hong Kong                          2.0%
Sweden                             1.9%
Russia                             1.9%
Singapore                          1.1%
Mexico                             1.0%
Other (below 1.0%)                 1.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Vodafone Group PLC (United Kingdom)                3.3%
 2. Total SA (France)                                  3.0%
 3. HSBC Holdings PLC (United Kingdom)                 2.9%
 4. BNP Paribas (France)                               2.8%
 5. UniCredito Italiano SPA (Italy)                    2.4%
 6. UBS AG (Switzerland)                               2.4%
 7. Iberdrola SA (Spain)                               2.1%
 8. Nokia OYJ (Finland)                                2.1%
 9. Unilever PLC (United Kingdom)                      1.9%
10. AstraZeneca PLC (United Kingdom)                   1.9%

Top 10 equity holdings comprised 24.8% of the Portfolio's market value of investments ($5,149,247). As of June 30, 2003, the Portfolio held 98 equity holdings. Portfolio holdings are subject to change at any time.

                                                                            2003
                                                      Semi-Annual Report JUNE 30

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                            SINCE
                                                                        INCEPTION
                                           1 YEAR   3 YEARS   5 YEARS    (1/3/95)
---------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES PORTFOLIO       (9.84%)  (14.78%)   (4.74%)     1.56%

[CHART]

LIFE OF PORTFOLIO PERFORMANCE (01/03/95 TO 06/30/03)

        JPMORGAN INTERNATIONAL     MSCI ALL COUNTRY WORLD                       LIPPER VARIABLE ANNUITY
        OPPORTUNITIES PORTFOLIO     INDEX FREE (EX-U.S.)    MSCI EAFE INDEX   INTERNATIONAL FUNDS AVERAGE
  1/3/1995     $     10,000               $    10,000           $    10,000           $     10,000
 1/31/1995     $      9,850               $    10,000           $    10,000           $     10,000
 2/28/1995     $      9,640               $     9,946           $     9,971           $     10,048
 3/31/1995     $     10,160               $    10,508           $    10,593           $     10,340
 4/30/1995     $     10,430               $    10,918           $    10,991           $     10,704
 5/31/1995     $     10,321               $    10,869           $    10,861           $     10,845
 6/30/1995     $     10,231               $    10,719           $    10,671           $     10,897
 7/31/1995     $     10,911               $    11,326           $    11,335           $     11,472
 8/31/1995     $     10,582               $    10,933           $    10,904           $     11,279
 9/30/1995     $     10,752               $    11,120           $    11,116           $     11,492
10/31/1995     $     10,601               $    10,823           $    10,817           $     11,296
11/30/1995     $     10,802               $    11,078           $    11,118           $     11,415
12/31/1995     $     11,238               $    11,516           $    11,566           $     11,748
 1/31/1996     $     11,383               $    11,674           $    11,613           $     12,027
 2/29/1996     $     11,446               $    11,674           $    11,653           $     12,137
 3/31/1996     $     11,601               $    11,893           $    11,900           $     12,348
 4/30/1996     $     11,871               $    12,253           $    12,246           $     12,751
 5/31/1996     $     11,850               $    12,069           $    12,021           $     12,768
 6/30/1996     $     12,006               $    12,131           $    12,088           $     12,851
 7/31/1996     $     11,633               $    11,728           $    11,735           $     12,406
 8/31/1996     $     11,747               $    11,797           $    11,761           $     12,598
 9/30/1996     $     12,058               $    12,090           $    12,074           $     12,843
10/31/1996     $     12,161               $    11,969           $    11,951           $     12,796
11/30/1996     $     12,659               $    12,431           $    12,426           $     13,345
12/31/1996     $     12,719               $    12,287           $    12,266           $     13,417
 1/31/1997     $     12,525               $    12,060           $    11,837           $     13,386
 2/28/1997     $     12,699               $    12,281           $    12,031           $     13,591
 3/31/1997     $     12,827               $    12,255           $    12,074           $     13,622
 4/30/1997     $     12,938               $    12,360           $    12,138           $     13,636
 5/31/1997     $     13,423               $    13,122           $    12,928           $     14,418
 6/30/1997     $     14,040               $    13,847           $    13,641           $     15,064
 7/31/1997     $     14,492               $    14,126           $    13,862           $     15,509
 8/31/1997     $     13,533               $    13,014           $    12,826           $     14,405
 9/30/1997     $     14,383               $    13,719           $    13,544           $     15,321
10/31/1997     $     13,159               $    12,550           $    12,503           $     14,219
11/30/1997     $     13,103               $    12,393           $    12,375           $     14,135
12/31/1997     $     13,411               $    12,535           $    12,483           $     14,246
 1/31/1998     $     13,614               $    12,910           $    13,053           $     14,580
 2/28/1998     $     14,360               $    13,771           $    13,891           $     15,553
 3/31/1998     $     14,942               $    14,248           $    14,319           $     16,377
 4/30/1998     $     15,158               $    14,350           $    14,432           $     16,641
 5/31/1998     $     14,785               $    14,089           $    14,362           $     16,714
 6/30/1998     $     14,546               $    14,037           $    14,471           $     16,620
 7/31/1998     $     14,665               $    14,170           $    14,617           $     16,835
 8/31/1998     $     12,201               $    12,172           $    12,806           $     14,473
 9/30/1998     $     11,602               $    11,916           $    12,413           $     13,926
10/31/1998     $     13,027               $    13,163           $    13,706           $     14,960
11/30/1998     $     13,720               $    13,870           $    14,408           $     15,735
12/31/1998     $     14,045               $    14,348           $    14,976           $     16,241
 1/31/1999     $     14,246               $    14,333           $    14,931           $     16,473
 2/28/1999     $     13,819               $    14,012           $    14,575           $     16,049
 3/31/1999     $     14,592               $    14,688           $    15,183           $     16,629
 4/30/1999     $     15,294               $    15,423           $    15,798           $     17,392
 5/31/1999     $     14,852               $    14,698           $    14,985           $     16,695
 6/30/1999     $     15,671               $    15,374           $    15,569           $     17,561
 7/31/1999     $     16,086               $    15,735           $    16,031           $     18,063
 8/31/1999     $     16,247               $    15,790           $    16,091           $     18,210
 9/30/1999     $     16,313               $    15,898           $    16,253           $     18,301
10/31/1999     $     16,743               $    16,489           $    16,863           $     18,974
11/30/1999     $     17,546               $    17,149           $    17,448           $     20,583
12/31/1999     $     19,194               $    18,785           $    19,015           $     23,148
 1/31/2000     $     18,042               $    17,765           $    17,807           $     21,997
 2/29/2000     $     18,681               $    18,244           $    18,286           $     23,632
 3/31/2000     $     18,778               $    18,930           $    18,996           $     23,774
 4/30/2000     $     17,967               $    17,874           $    17,997           $     22,205
 5/31/2000     $     17,591               $    17,416           $    17,557           $     21,430
 6/30/2000     $     18,441               $    18,158           $    18,244           $     22,396
 7/31/2000     $     17,884               $    17,441           $    17,480           $     21,632
 8/31/2000     $     18,175               $    17,657           $    17,632           $     22,033
 9/30/2000     $     17,132               $    16,677           $    16,773           $     20,775
10/31/2000     $     16,437               $    16,147           $    16,377           $     20,010
11/30/2000     $     15,658               $    15,422           $    15,763           $     19,024
12/31/2000     $     16,155               $    15,950           $    16,323           $     19,693
 1/31/2001     $     16,212               $    16,189           $    16,314           $     19,807
 2/28/2001     $     15,017               $    14,907           $    15,091           $     18,272
 3/31/2001     $     13,807               $    13,853           $    14,084           $     16,856
 4/30/2001     $     14,750               $    14,795           $    15,063           $     18,006
 5/31/2001     $     14,560               $    14,386           $    14,531           $     17,502
 6/30/2001     $     14,121               $    13,834           $    13,937           $     16,872
 7/31/2001     $     13,537               $    13,527           $    13,683           $     16,384
 8/31/2001     $     13,434               $    13,191           $    13,337           $     15,945
 9/30/2001     $     11,916               $    11,792           $    11,986           $     14,236
10/31/2001     $     12,296               $    12,122           $    12,293           $     14,633
11/30/2001     $     12,850               $    12,676           $    12,747           $     15,231
12/31/2001     $     13,062               $    12,839           $    12,822           $     15,441
 1/31/2002     $     12,413               $    12,290           $    12,141           $     14,787
 2/28/2002     $     12,325               $    12,378           $    12,226           $     14,868
 3/31/2002     $     13,004               $    13,051           $    12,887           $     15,644
 4/30/2002     $     13,162               $    13,135           $    12,972           $     15,690
 5/31/2002     $     13,384               $    13,279           $    13,137           $     15,807
 6/30/2002     $     12,657               $    12,705           $    12,614           $     15,172
 7/31/2002     $     11,279               $    11,466           $    11,369           $     13,664
 8/31/2002     $     11,368               $    11,467           $    11,343           $     13,599
 9/30/2002     $     10,020               $    10,252           $    10,125           $     12,140
10/31/2002     $     10,642               $    10,801           $    10,669           $     12,770
11/30/2002     $     11,205               $    11,321           $    11,153           $     13,318
12/31/2002     $     10,672               $    10,955           $    10,778           $     12,855
 1/31/2003     $     10,138               $    10,571           $    10,329           $     12,342
 2/28/2003     $      9,871               $    10,356           $    10,092           $     12,015
 3/31/2003     $      9,575               $    10,155           $     9,894           $     11,778
 4/30/2003     $     10,544               $    11,134           $    10,864           $     12,913
 5/31/2003     $     11,173               $    11,843           $    11,522           $     13,724
 6/30/2003     $     11,407               $    12,171           $    11,801           $     14,014

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Portfolio commenced operations on 1/3/95.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan International Opportunities Portfolio, MSCI All Country World Index Free (ex-U.S.), MSCI EAFE Index, and Lipper Variable Annuity International Funds Average from January 3, 1995 to June 30, 2003. The performance of the portfolio assumes reinvestment of all dividends and capital gains distributions. The performance of the indices reflects an initial investment at the end of the month following the Portfolio's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.The MSCI All Country World Index Free (ex U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The MSCI EAFE Index is a replica (or model) of the world's equity markets, excluding the U.S. and Canada. The Lipper Variable Annuity International Funds Average describes the average total return for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and difference in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Portfolio may also be subject to the additional risk of non-diversified "Regional" investing.

JPMorgan
  International Opportunities Portfolio

PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2003                                                  (Unaudited)

SHARES    ISSUER                                                   VALUE
------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.6%
------------------------------------------------------------------------
          COMMON STOCKS -- 99.6%

          AUSTRALIA -- 3.8%
 14,223   Commonwealth Bank of Australia             $           281,867
 51,832   News Corp., LTD                                        319,455
 36,232   Southern Pacific Petroleum NL*                           5,589
 81,920   WMC Resources LTD*                                     192,838
          --------------------------------------------------------------
                                                                 799,749
          --------------------------------------------------------------

          BELGIUM -- 0.8%
  7,648   Interbrew SA                                           169,944

          FINLAND -- 2.1%
 26,510   Nokia OYJ                                              436,551

          FRANCE -- 10.1%
 11,345   BNP Paribas                                            576,494
  4,442   France Telecom                                         108,957
  1,650   Lafarge SA                                              96,634
  3,450   Pechiney SA, A Shares                                  123,847
  4,335   Sanofi-Synthelabo SA                                   253,884
  1,531   Technip-Coflexip SA                                    133,970
  4,160   Total SA                                               628,674
  8,337   Veolia Environnement                                   171,372
          --------------------------------------------------------------
                                                               2,093,832
          --------------------------------------------------------------

          GERMANY -- 4.1%
  4,272   Bayerische Motoren Werke AG                            164,344
  1,500   DaimlerChrysler AG                                      52,365
  2,716   Deutsche Bank AG                                       176,157
  4,590   Deutsche Telekom AG                                     69,893
  3,220   E.ON AG                                                165,546
  4,481   Schering AG                                            219,107
          --------------------------------------------------------------
                                                                 847,412
          --------------------------------------------------------------

          HONG KONG -- 2.0%
 25,000   CLP Holdings LTD                                       109,321
  7,000   Sun Hung Kai Properties LTD                             35,367
144,200   Wharf Holdings LTD                                     277,373
          --------------------------------------------------------------
                                                                 422,061
          --------------------------------------------------------------

          INDIA -- 2.3%
  5,889   Ranbaxy Laboratories LTD, GDR              $           100,113
 27,084   Reliance Industries LTD, GDR, #, (i)                   378,372
          --------------------------------------------------------------
                                                                 478,485
          --------------------------------------------------------------

          ITALY -- 3.1%
  9,185   ENI-Ente Nazionale Idrocarburi SPA                     138,913
104,073   UniCredito Italiano SPA                                495,979
          --------------------------------------------------------------
                                                                 634,892
          --------------------------------------------------------------

          JAPAN -- 18.9%
  3,250   Aiful Corp.                                            138,580
 15,700   Chugai Pharmaceutical Co., LTD                         178,345
 49,000   Daiwa Securities Group, Inc.                           281,574
  4,000   Fast Retailing Co., LTD                                123,589
  5,000   Fujisawa Pharmaceutical Co., LTD                        93,691
 72,000   Fujitsu LTD                                            295,016
 10,100   Honda Motor Co., LTD                                   382,719
 19,500   JFE Holdings, Inc.*                                    292,317
105,000   Kubota Corp.                                           285,072
  3,800   Kyocera Corp.                                          217,414
 53,000   Minebea Co., LTD                                       210,102
 57,000   Mitsubishi Chemical Corp.*                             116,302
 23,000   Mitsubishi Corp.                                       159,559
 18,000   Mitsubishi Pharma Corp.*                               140,162
     25   Mitsubishi Tokyo Financial Group, Inc.                 113,054
     40   Nippon Telegraph & Telephone Corp.                     156,902
 19,000   Ricoh Co., LTD                                         310,456
  1,300   Rohm Co., LTD                                          141,720
  6,200   Sony Corp.                                             174,524
     31   West Japan Railway Co.                                 117,468
          --------------------------------------------------------------
                                                               3,928,566
          --------------------------------------------------------------

          MEXICO -- 1.0%
 12,240   Grupo Financiero BBVA Bancomer,
          ADR*                                                   207,365

          RUSSIA -- 1.9%
  4,875   LUKOIL, ADR                                            385,125

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

SHARES    ISSUER                                                   VALUE
------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------
          SINGAPORE -- 1.1%
 25,000   DBS Group Holdings LTD                     $           146,224
 99,000   Singapore Telecommunications LTD                        84,889
          --------------------------------------------------------------
                                                                 231,113
          --------------------------------------------------------------

          SOUTH KOREA -- 2.5%
    740   Samsung Electronics Co., LTD                           219,924
 15,652   SK Telecom Co., LTD, ADR                               295,197
          --------------------------------------------------------------
                                                                 515,121
          --------------------------------------------------------------

          SPAIN -- 3.2%
  4,712   Acerinox SA                                            180,080
 25,259   Iberdrola SA                                           437,416
  2,808   Repsol YPF SA                                           45,531
          --------------------------------------------------------------
                                                                 663,027
          --------------------------------------------------------------

          SWEDEN -- 1.9%
 24,675   Assa Abloy AB, Class B                                 238,892
 14,456   Securitas AB, B Shares                                 148,082
          --------------------------------------------------------------
                                                                 386,974
          --------------------------------------------------------------

          SWITZERLAND -- 7.8%
 11,023   Compagnie Financiere Richemont AG,
          Class A                                                178,218
  2,098   Lonza Group AG                                          96,029
  9,535   Novartis AG                                            377,304
  2,602   Roche Holding AG                                       204,099
  2,286   Swiss Reinsurance Co.                                  126,658
  8,911   UBS AG*                                                495,695
  1,268   Zurich Financial Services AG                           151,181
          --------------------------------------------------------------
                                                               1,629,184
          --------------------------------------------------------------

          THE NETHERLANDS -- 6.0%
 31,533   Aegon NV                                               315,760
  3,772   Akzo Nobel NV                                           99,973
  2,997   Heineken Holding NV, Class A                            86,178
  9,435   ING Groep NV                                           163,930

 41,324   Koninklijke KPN NV*                        $           292,795
  5,522   Koninklijke Philips Electronics NV                     105,011
  6,587   TPG NV                                                 114,371
  5,842   Wolters Kluwer NV                                       70,441
          --------------------------------------------------------------
                                                               1,248,459
          --------------------------------------------------------------

          UNITED KINGDOM -- 27.0%
 13,672   Amersham PLC                                           102,595
  9,682   AstraZeneca PLC                                        388,233
 25,173   Barclays PLC                                           186,925
 19,886   BBA Group PLC                                           68,254
  7,950   British American Tobacco PLC                            90,190
 12,188   British Sky Broadcasting PLC*                          135,051
112,066   BT Group PLC                                           376,783
  8,706   Carnival PLC                                           264,480
 38,615   Centrica PLC                                           111,988
 49,416   Dixons Group PLC                                       107,637
 10,794   GlaxoSmithKline PLC                                    217,836
 53,700   Hays PLC                                                85,068
 51,599   HSBC Holdings PLC                                      609,642
  6,470   Imperial Tobacco Group PLC                             115,625
 88,096   Legal & General Group PLC                              122,111
  6,919   Man Group PLC                                          136,551
 21,912   Marks & Spencer Group PLC                              114,168
 46,435   Prudential PLC                                         281,211
 16,255   Reckitt Benckiser PLC                                  298,272
  4,620   Royal Bank of Scotland Group PLC                       129,602
 27,145   Scottish Power PLC                                     163,046
 16,700   Shell Transport & Trading Co., PLC                     110,229
 84,317   Tesco PLC                                              305,053
 50,695   Unilever PLC                                           403,629
346,184   Vodafone Group PLC                                     676,934
          --------------------------------------------------------------
                                                               5,601,113
          --------------------------------------------------------------
          Total Common Stocks                                 20,678,973
          (Cost $19,767,298)
          --------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                   VALUE
------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------
          RIGHTS -- 0.0%

          FRANCE -- 0.0%

  1,650   Lafarge SA*                                $             4,453
          (Cost $0)
          --------------------------------------------------------------
          Total Long-Term Investments                         20,683,426
          (Cost $19,767,298)
          --------------------------------------------------------------

PRINCIPAL
AMOUNT
------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.4%
------------------------------------------------------------------------
          U.S. TREASURY SECURITY -- 0.4%

$80,000   U.S. Treasury Bill,
          1.10%, 8/28/03 @
          (Cost $79,900)                                          79,896
          --------------------------------------------------------------
          Total Investments -- 100.0%                $        20,763,322
          (Cost $19,847,198)
          --------------------------------------------------------------

FUTURES CONTRACTS

                                                                                      NOTIONAL             UNREALIZED
NUMBER OF                                                                             VALUE AT           APPRECIATION
CONTRACTS    DESCRIPTION                                       EXPIRATION DATE  06/30/03 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING

4            DJ Euro Stoxx                                     September, 2003  $      111,482         $       (1,484)
1            FTSE 100 Index                                    September, 2003          66,237                   (715)
2            Topix Index                                       September, 2003         150,489                  1,180

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                      NET UNREALIZED
                                                                      SETTLEMENT      VALUE AT          APPRECIATION
CONTRACTS TO BUY                    SETTLEMENT DATE                  VALUE (USD)  6/30/03 (USD)  (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------------
   658,178  AUD                        8/21/03                      $    426,718 $     439,150       $        12,432
   372,407  CHF                        8/21/03                           284,906       275,260               (9,646)
 1,471,480  EUR                        8/21/03                         1,703,672     1,687,220              (16,452)
   697,715  GBP                        8/21/03                         1,136,552     1,147,225                10,673
383,718,199 JPY                        8/21/03                         3,273,174     3,201,310               (71,864)
                                                                    $  6,825,022 $   6,750,165        $      (74,857)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

                                                                                                      NET UNREALIZED
                                                                     SETTLEMENT       VALUE AT          APPRECIATION
CONTRACTS TO SELL                  SETTLEMENT DATE                  VALUE (USD)  6/30/03 (USD)  (DEPRECIATION) (USD)
--------------------------------------------------------------------------------------------------------------------
   338,160  AUD                        8/21/03                   $      220,773  $     225,627       $        (4,854)
   618,634  CHF                        8/21/03                          477,013        457,255                19,758
   752,109  EUR                        8/21/03                          876,650        862,379                14,271
   647,859  GBP                        8/21/03                        1,055,972      1,065,248                (9,276)
 1,641,864  HKD                        8/21/03                          210,468        210,545                   (77)
347,427,518 JPY                        8/21/03                        2,952,844      2,898,541                54,303
   176,478  SGD                        8/21/03                          102,173        100,278                 1,895
                                                                 $    5,895,893  $   5,819,873       $        76,020

SUMMARY OF INVESTMENTS BY INDUSTRY, JUNE 30, 2003

INDUSTRY                     % OF INVESTMENT SECURITIES
-------------------------------------------------------
Banking                                           15.5%
Pharmaceuticals                                   10.5
Telecommunications                                10.2
Oil & Gas                                          6.3
Insurance                                          5.6
Electronics/Electrical Equipment                   5.1
Utilities                                          4.8
Food/Beverage Products                             4.6
Financial Services                                 3.7
Chemicals                                          3.3
Automotive                                         2.9
Retailing                                          2.5
Steel                                              2.3
Consumer Products                                  1.9
Multi-Media                                        1.8
Telecommunications Equipment                       1.8
Manufacturing                                      1.5
Metals/Mining                                      1.5
Office/Business Equipment                          1.5
Computers/Computer Hardware                        1.4
Machinery & Engineering Equipment                  1.4
Diversified                                        1.3
Entertainment/Leisure                              1.3
Transportation                                     1.1
Other (below 1%)                                   6.2
-------------------------------------------------------
Total                                            100.0%
-------------------------------------------------------

Abbreviations:

*    -- Non-income producing security.
#    -- All or a portion if this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@    -- Security is fully or partially segregated with brokers as initial margin for futures contracts.
(i)  -- Security is considered illiquid and may be difficult to sell.
ADR  -- American Depositary Receipt.
AUD  -- Australian Dollar.
CHF  -- Swiss Franc.
EUR  -- Euro.
GBP  -- Great Britain Pound.
GDR  -- Global Depositary Receipt.
HKD  -- Hong Kong Dollar.
JPY  -- Japanese Yen.
SGD  -- Singapore Dollar.
USD  -- United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan
  International Opportunities Portfolio

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2003                                                  (Unaudited)

ASSETS:
Investment securities, at value                                $    20,763,322
Cash                                                                   350,984
Receivables:
    Investment securities sold                                         197,533
    Shares of beneficial interest sold                               1,561,019
    Interest and dividends                                              28,569
    Foreign tax reclaim                                                 59,237
    Unrealized gain on forward foreign currency contracts              113,332
    Expense reimbursements                                                 707
-------------------------------------------------------------------------------
Total Assets                                                        23,074,703
-------------------------------------------------------------------------------
LIABILITIES:
Payables:
    Due to custodian                                                    26,377
    Investment securities purchased                                    179,833
    Shares of beneficial interest redeemed                               1,414
    Variation margin                                                     1,773
    Unrealized loss on forward foreign currency contracts              112,169
Accrued liabilities:
    Custodian fees                                                      17,871
    Other                                                               28,519
-------------------------------------------------------------------------------
Total Liabilities                                                      367,956
-------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                                                     32,861,038
Accumulated undistributed (overdistributed) net investment
income                                                                 222,089
Accumulated net realized gain (loss) on investments, futures
and foreign exchange transactions                                  (11,301,664)
Net unrealized appreciation (depreciation) of investments,
futures and foreign exchange translations                              925,284
-------------------------------------------------------------------------------
Total Net Assets                                               $    22,706,747
-------------------------------------------------------------------------------
Shares of beneficial interest outstanding (no par value;
unlimited number of shares authorized):                              2,975,789
Net asset value, redemption and offering price per share:      $          7.63
Cost of investments                                            $    19,847,198
-------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan
  International Opportunities Portfolio

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003                               (Unaudited)

INVESTMENT INCOME:
Dividend                                                                    $    369,151
Interest                                                                             812
Foreign taxes withheld                                                           (38,795)
----------------------------------------------------------------------------------------
Total investment income                                                          331,168
----------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                                          57,694
Custodian fees                                                                    49,878
Printing and postage                                                              12,412
Professional fees                                                                 30,075
Transfer agent fees                                                                9,683
Trustees' fees                                                                     3,742
Other                                                                              2,693
----------------------------------------------------------------------------------------
Total expenses                                                                   166,177
----------------------------------------------------------------------------------------
Less expense reimbursements                                                       50,789
----------------------------------------------------------------------------------------
    Net expenses                                                                 115,388
----------------------------------------------------------------------------------------
Net investment income                                                            215,780
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
    Investments                                                               (1,835,024)
    Futures                                                                      (70,218)
    Foreign exchange contracts                                                    99,975
Change in net unrealized appreciation/depreciation of:
    Investments                                                                2,888,779
    Futures                                                                       15,630
    Foreign currency translations                                                 40,322
Net realized and unrealized gain (loss) on investments, futures and foreign
exchange transactions                                                          1,139,464
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                       $  1,355,244
----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan

JPMorgan
  International Opportunities Portfolio

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED                                            (Unaudited)

                                                                         1/1/03 THROUGH      YEAR ENDED
                                                                                6/30/03        12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                   $       215,780    $    235,524
Net realized gain (loss) on investments, futures and foreign exchange
transactions                                                                 (1,805,267)     (4,180,220)
Change in net unrealized appreciation/ depreciation of investments,
futures and foreign currency translations                                     2,944,731        (182,917)
-------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from operations                         1,355,244      (4,127,613)
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                          (177,010)       (103,641)
-------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                        (177,010)       (103,641)
-------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                                  11,577,107      35,596,658
Dividends reinvested                                                            177,010         103,641
Cost of shares redeemed                                                     (10,517,476)    (36,035,876)
-------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital share transactions                       1,236,641        (335,577)
-------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                   2,414,875      (4,566,831)
-------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                          20,291,872      24,858,703
End of period                                                           $    22,706,747    $ 20,291,872
Accumulated undistributed (overdistributed) net investment income       $       222,089    $    183,319

SHARE TRANSACTIONS:
Issued                                                                        1,593,170       4,565,320
Reinvested                                                                       25,109          11,567
Redeemed                                                                     (1,460,478)     (4,567,578)
    Change in Shares                                                            157,801           9,309
-------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan
  International Opportunities Portfolio

NOTES TO FINANCIAL  STATEMENTS                                       (Unaudited)

1. ORGANIZATION
JPMorgan International Opportunities Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993 for the purpose of funding flexible premium variable life insurance policies.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts may differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner, allowing the Portfolio to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss.

The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

As of June 30, 2003, the Portfolio had outstanding futures contracts as listed on its Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the Portfolio's exposure to foreign currency exchange fluctuations or to adjust the Portfolio's exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

As of June 30, 2003, the Portfolio had open forward foreign currency exchange contracts as listed on its Portfolio of Investments.

E. RESTRICTED AND ILLIQUID SECURITIES -- The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

G. EXPENSES -- Expenses incurred by the Trust with respect to any two or more Portfolios in the Trust are allocated in proportion to the net assets of each Portfolio in the Trust, except where allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

H. FEDERAL INCOME TAXES-- It is the Porfolio's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

I. FOREIGN TAXES -- The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which it invests.

J. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. ("JPMIM" or "Adviser") acts as the investment adviser to the Portfolio. JPMIM is an affiliate of JPMorgan Chase Bank ("JPMCB") and a wholly owned subsidiary of J.P. Morgan Chase & Co. The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.60% of the Portfolio's average daily net assets.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain aspects of the administration and operation of the Portfolio. Under the agreement, the Portfolio has agreed to pay the Administrator a fee based on the following: if the total expenses of the Portfolio excluding the advisory fee exceed the expense limit of 0.60% of the average daily net assets of the Portfolio, the Administrator will reimburse the Portfolio for the excess expense amount. Should the expenses be less than the expense limit, the Administrator's fee would be limited to the difference between such expenses and the fees calculated under the Administration Agreement.

BISYS Fund Services, L.P. ("BISYS") serves as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

C. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as Custodian Fees. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

D. OTHER -- During the period the Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the advisor.

4. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2003, purchases and sales of investments (excluding short-term investments) were as follows:

                                                 PURCHASES             SALES        PURCHASES             SALES
                                           (EXCLUDING U.S.   (EXCLUDING U.S.          OF U.S.           OF U.S.
                                               GOVERNMENT)       GOVERNMENT)       GOVERNMENT        GOVERNMENT
                                           $     9,383,689   $     8,751,289       $       --        $       --

5. FEDERAL INCOME TAXES
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003 were as follows:

                                                                       GROSS            GROSS     NET UNREALIZED
                                                 AGGREGATE        UNREALIZED       UNREALIZED       APPRECIATION
                                                      COST      APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                           $    19,847,198   $     1,994,863   $   (1,078,739)  $        916,124

6. CONCENTRATIONS AND INDEMNIFICATIONS
As of June 30, 2003, substantially all of the Portfolio's net assets consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of June 30, 2003, the Portfolio invested approximately 27.0% of its respective portfolio in securities in the United Kingdom.

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS
The Portfolio will undergo changes to its name, portfolio manager and investment strategy. Effective July 31, 2003, the Portfolio will be renamed as the JPMorgan International Equity Portfolio.

On or about September 1, 2003 Robert Fleming Inc. ("RFI") and J.P. Morgan Fleming Asset Management (USA) Inc. ("FAM") will merge into J.P. Morgan Investment Management Inc. ("JPMIM"). JPMIM, as the surviving entity, will assume all the rights and obligations of RFI and FAM.

In addition, on or about October 1, 2003 it is expected that JPMIM will change from being a wholly-owned subsidiary of J.P.Morgan Chase & Co. ("Parent") to being an indirectly wholly-owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

JPMorgan
   International Opportunities Portfolio

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

                                                1/1/03
                                                THROUGH                            YEAR ENDED DECEMBER 31,
                                                6/30/03     ---------------------------------------------------------------------
                                                               2002          2001          2000            1999         1998
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $       7.20  $      8.85   $    11.35   $      13.83    $     10.52   $      10.60
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                             0.07         0.08         0.09          (0.01)          0.11           0.14
    Net gains or losses on securities
    (both realized and unrealized)                    0.42        (1.69)       (2.24)         (2.18)          3.71           0.40
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                  0.49        (1.61)       (2.15)         (2.19)          3.82           0.54
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income              0.06         0.04         0.09           0.04           0.11           0.16
    Distributions from capital gains                    --           --         0.26           0.25           0.40             --
    Distributions in excess of net realized
      gains                                             --           --           --             --             --           0.46
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                               0.06         0.04         0.35           0.29           0.51           0.62
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $       7.63  $      7.20   $     8.85   $      11.35    $     13.83   $      10.52
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(b)                                       6.93%      (18.31)%     (19.14)%       (15.84)%        36.66%          4.73%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)  $     22,707  $    20,292   $   24,859   $     27,780    $    22,304   $      9,788
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses                                      1.20%        1.20%        1.20%          1.20%          1.20%          1.20%
    Net investment income                             2.24%        1.04%        0.88%          0.65%          0.85%          0.44%
    Expenses without waivers,
    reimbursements and earnings credits               1.73%        1.52%        1.40%          1.73%          1.98%          3.26%
    Net investment income without
    waivers, reimbursements and
    earnings credits                                  1.71%        0.72%        0.68%          0.12%          0.07%         (1.62)%
PORTFOLIO TURNOVER RATE(b)                              47%          86%          82%            88%            66%           127%
---------------------------------------------------------------------------------------------------------------------------------

  # Short periods have been annualized.
(b) Not annualized for periods less than one year.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Family of Funds

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund


               Funds may be registered under separate registrants.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

The financial information in this report has been taken from the books and records of the funds without examination by independent auditors, who express no opinion thereto.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center
       393 Manley Street
West Bridgewater, MA 02379-1039

(C) J.P. Morgan Chase & Co., 2003 All rights reserved.               SAN-IOP-603

[GRAPHIC]

JPMORGAN FUNDS

2003
SEMI-ANNUAL REPORT JUNE 30 (UNADUITED)

MID CAP VALUE PORTFOLIO

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

CONTENTS

President's Letter                                  1

JPMorgan Mid Cap Value Portfolio
Portfolio Commentary                                3

Portfolio of Investments                            6

Financial Statements                                9

Notes to Financial Statements                      12

Financial Highlights                               16

HIGHLIGHTS

-  Quicker than expected war sparks relief rally

-  Liquidity and positive Q1 earnings support investor sentiment

-  Economic data remains mixed

-  Small stocks attractive versus large

Investments in a Portfolio are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Portfolio or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Portfolio.

Prospective investors should refer to the Portfolio's prospectus for a discussion of the Portfolio's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Portfolio including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan
  Mid Cap Value Portfolio

PRESIDENT'S LETTER AUGUST 4, 2003

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Mid Cap Value Portfolio. Inside, you'll find information detailing the performance of the Portfolio for the six months ended June 30, 2003, along with a report from the Portfolio Manager.

THE "BAGHDAD BOUNCE" TRIGGERS A LIQUIDITY DRIVEN RALLY

Despite the uncertainty of the first few months of 2003, equity markets found direction once it became clear that allied troops would cross the border into Iraq in mid-March. Prior to that, wrangling in the United Nations regarding the legitimacy of war dogged market sentiment. However, the combination of action, followed by a quicker than expected war, led to a relief-rally -- the "Baghdad Bounce".

This then acquired momentum thanks to utterances by the Fed confirming its determination to avoid deflation and to nurture growth, a weaker dollar, and Congress's approval of a $350 billion package of tax cuts by the Bush administration in an attempt to boost consumer demand. The combination of liquidity and the lack of any major negative earnings surprises supported investor sentiment. By June 30th, the S&P 500 Index of blue chip U.S. stocks had risen 11.76% year to date, while the Russell MidCap Value Index was up 13.10%.

While stock market sentiment improved, economic data was mixed with the labor market sluggish, but deteriorating less rapidly, and core CPI -- the benchmark measure of inflation -- falling to its lowest level in 40 years, +1.5%. However, there were some positive leading indicator data towards the end of the period, prompting the Fed to comment in its Beige Book that: "the unwinding of war-related concerns appears to have provided some lift to business and consumer confidence, but most reports suggested that the effect had not been dramatic".

OUTLOOK

From an economic perspective, we expect the loose fiscal and monetary policies, combined with a weak dollar, to

[SIDENOTE]

[PHOTO]

From an economic perspective, we expect the loose fiscal and monetary policies, combined with a weak dollar, to start delivering growth later this year and in 2004.

start delivering growth later this year and in 2004. This will provide further support to equities through improved earnings, while undermining bonds. The extent to which improving earnings will be reflected in stock prices is open to question, however, as price/earning valuation multiples are still not cheap relative to history. In the meantime, equities may be stuck in a trading range due to profit taking and concern about the recovery. In terms of capitalization, we believe that the prospects for small stocks are more attractive than those for large.

The Portfolio management team and everyone at JPMorgan Asset Management, appreciate your continued investment with us. We look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMorgan
  Mid Cap Value Portfolio

AS OF JUNE 30, 2003                                                  (Unaudited)

PORTFOLIO FACTS

Portfolio Inception                    9/28/2001
Fiscal Year End                      DECEMBER 31
Net Assets as of 6/30/2003           $15,189,211
Benchmark                         RUSSELL MIDCAP
                                     VALUE INDEX
Portfolio Number                            1252
CUSIP Number                           616919601

Q. HOW DID THE PORTFOLIO PERFORM?

A. JPMorgan Mid Cap Value Portfolio, which seeks growth from capital appreciation, rose 11.85% during the six months ended June 30, 2003. This compares with a gain of 13.10% for the Russell MidCap Value Index, the Portfolio's benchmark.

Q. WHY DID THE PORTFOLIO PERFORM THIS WAY?

A. Though the Portfolio participated in the market's climb, results trailed the benchmark. In a period where all sectors of the portfolio and benchmark registered gains, it was the more aggressive, high beta stocks that led the benchmark higher. The Portfolio's underweight position in the technology sector and modest cash position were the primary drags on performance. Additionally, the Portfolio's utility holdings, which rose sharply during the period, under-performed their benchmark peer group.

   The top detractor in the portfolio was VF Corp, which sagged after the world's largest apparel supplier, with a stable of brands including Lee, Wrangler, and North Face, warned it would miss previously disclosed earnings expectations due to difficult retail conditions. The company now sees a drop in year-over-year EPS of approximately 25% after previously forecasting a flat to down 5% performance in the June quarter. The company also said it was still pursuing options for its Playwear children's clothing division and that a decision could come by shortly. VF left its outlook for the second half of 2003 intact. In early July VF announced its acquisition of designer Nautica, in order to expand its apparel brands.

   Natural gas pipeline operator, Kinder Morgan, was the top contributor during the period. The company announced it was nearly doubling its dividend to take advantage of the recently enacted tax cut that reduced the double taxation of corporate dividends.

Q. HOW WAS THE PORTFOLIO MANAGED?

A. Despite the Portfolio's solid gains for the period, performance relative to the market was somewhat muted by lack of exposure to the highly cyclical and/or highly leveraged segments of the market that have been the driving force behind the recent rally. As is often the case, our overriding focus on quality and value - which generally avoids investments in highly cyclical and leveraged companies - works to smooth out portfolio performance at sharp inflection points in the market such as the one just experienced.

   During the period we increased our financial and consumer staple exposure while we reduced our consumer discretionary and utilities weights.

   Going forward, we will remain steadfast to the disciplined investment process and philosophy that has guided the Portfolio since its inception.

[CHART]

PERCENTAGE OF PORTFOLIO INVESTMENTS

Consumer Goods & Services              24.8%
Finance & Insurance                    22.9%
Industrial Products & Services         10.2%
Short-Term Investments                  9.9%
Energy                                  8.1%
Technology                              6.4%
Telecommunications                      5.2%
REITs                                   4.4%
Health Services & Systems               4.3%
Utilities                               3.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Outback Steakhouse, Inc.            2.6%
 2. North Fork Bancorporation, Inc.     2.5%
 3. Deluxe Corp.                        2.4%
 4. Kinder Morgan, Inc.                 2.2%
 5. Devon Energy Corp.                  2.2%
 6. AutoZone, Inc.                      2.2%
 7. VF Corp.                            2.1%
 8. TCF Financial Corp.                 1.8%
 9. Gannett Co., Inc.                   1.8%
10. Telephone & Data Systems, Inc.      1.8%

Top 10 equity holdings comprised 21.6% of the Portfolio's market value of investments ($3,464,597). As of June 30, 2003, the Portfolio held 88 equity holdings. Portfolio holdings are subject to change at any time.

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                            SINCE
                                                        INCEPTION
                                          1 YEAR        (9/28/01)
------------------------------------------------------------------
MID CAP VALUE PORTFOLIO                    8.61%           13.82%

[CHART]

LIFE OF PORTFOLIO PERFORMANCE (09/28/01 TO 06/30/03)

                JPMORGAN MID CAP      RUSSELL MIDCAP     LIPPER VARIABLE ANNUITY
                VALUE PORTFOLIO       VALUE INDEX        MID-CAP VALUE FUNDS INDEX
9/28/2001          $  10,000              $  10,000              $  10,000
9/30/2001          $  10,000              $  10,000              $  10,000
10/31/2001         $  10,033              $  10,053              $  10,216
11/30/2001         $  10,600              $  10,757              $  10,907
12/31/2001         $  11,127              $  11,203              $  11,402
1/31/2002          $  11,127              $  11,316              $  11,387
2/28/2002          $  11,414              $  11,500              $  11,501
3/31/2002          $  11,860              $  12,087              $  12,124
4/30/2002          $  12,090              $  12,079              $  12,090
5/31/2002          $  12,251              $  12,061              $  12,035
6/30/2002          $  11,553              $  11,523              $  11,351
7/31/2002          $  10,814              $  10,395              $  10,286
8/31/2002          $  11,089              $  10,515              $  10,348
9/30/2002          $  10,425              $   9,453              $   9,366
10/31/2002         $  11,056              $   9,754              $   9,728
11/30/2002         $  11,451              $  10,368              $  10,454
12/31/2002         $  11,217              $  10,122              $  10,063
1/31/2003          $  11,036              $   9,841              $   9,773
2/28/2003          $  10,875              $   9,678              $   9,552
3/31/2003          $  11,002              $   9,711              $   9,558
4/30/2003          $  11,712              $  10,449              $  10,280
5/31/2003          $  12,500              $  11,368              $  11,088
6/30/2003          $  12,547              $  11,448              $  11,228

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Portfolio commenced operations on 9/28/01.

The graph illustrates comparative performance for $10,000 invested in the JPMorgan Mid Cap Value Portfolio, Russell MidCap Value Index and Lipper Variable Annuity Mid-Cap Value Funds Index from September 28, 2001 to June 30, 2003. The performance of the Portfolio assumes reinvest of all dividends and capital gains distributions. The performance of the indices reflects an initial investment at the end of the month following the Portfolio's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell MidCap Value Index is an unmanaged, capitalization weighted, price only index that measures the performance of those companies included in the Russell MidCap Index that have lower price-to-book ratios and lower forecasted growth rates. The Lipper Variable Annuity Mid-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Certain fees and expenses of the Portfolio are currently being waived and/or reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.

JPMorgan Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2003                                                  (Unaudited)

SHARES      ISSUER                                                 VALUE
------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 90.1%
------------------------------------------------------------------------

            COMMON STOCKS -- 90.1%

            APPAREL -- 3.3%
    3,900   Columbia Sportswear Co.*                        $    200,499
    9,800   VF Corp.                                             332,906
            ------------------------------------------------------------
                                                                 533,405
            ------------------------------------------------------------

            AUTOMOTIVE -- 0.9%
    4,700   Genuine Parts Co.                                    150,447

            BANKING -- 11.3%
    5,000   Banknorth Group, Inc.                                127,600
    5,400   BB&T Corp.                                           185,220
      700   BOK Financial Corp.*                                  26,999
    3,400   Cullen/Frost Bankers, Inc.                           109,140
    1,000   M&T Bank Corp.                                        84,220
   11,600   North Fork Bancorporation, Inc.                      395,095
    7,400   TCF Financial Corp.                                  294,816
    5,600   Washington Federal, Inc.                             129,528
    4,500   Webster Financial Corp.                              170,100
    9,200   Wilmington Trust Corp.                               270,020
            ------------------------------------------------------------
                                                               1,792,738
            ------------------------------------------------------------

            BROADCASTING/CABLE -- 0.3%
    1,200   EchoStar Communications Corp.,
            Class A                                               41,544

            BUSINESS SERVICES -- 4.2%
    8,600   Deluxe Corp.                                         385,280
    3,000   Equifax, Inc.                                         78,000
   11,700   IMS Health, Inc.                                     210,483
            ------------------------------------------------------------
                                                                 673,763
            ------------------------------------------------------------

            CHEMICALS -- 0.9%
    1,200   Sigma-Aldrich Corp.                                   65,016
    1,800   Valspar Corp.                                         75,996
            ------------------------------------------------------------
                                                                 141,012
            ------------------------------------------------------------

            COMPUTER SOFTWARE -- 0.8%
    5,600   Computer Associates International, Inc.              124,768

            COMPUTERS/COMPUTER HARDWARE -- 0.5%
    1,200   Lexmark International, Inc.*                          84,924

            CONSTRUCTION -- 1.1%
   14,200   Clayton Homes, Inc.                             $    178,210

            CONSTRUCTION MATERIALS -- 2.7%
    6,800   Florida Rock Industries, Inc.                        280,704
    4,300   Vulcan Materials Co.                                 159,401
            ------------------------------------------------------------
                                                                 440,105
            ------------------------------------------------------------

            CONSUMER PRODUCTS -- 0.7%
    2,200   Fortune Brands, Inc.                                 114,840

            CONSUMER SERVICES -- 0.8%
    7,200   Interactive Data Corp.                               121,680

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.9%
    2,500   Energizer Holdings, Inc.*                             78,500
    1,700   Mettler-Toledo International, Inc.
            (Switzerland)*                                        62,305
            ------------------------------------------------------------
                                                                 140,805
            ------------------------------------------------------------

            ENVIRONMENTAL SERVICES -- 1.7%
   12,000   Republic Services, Inc.*                             272,040

            FINANCIAL SERVICES -- 5.9%
    4,100   Charter One Financial, Inc.                          127,838
    3,300   Golden West Financial Corp.                          264,033
    4,000   H & R Block, Inc.,                                   173,000
    2,900   Legg Mason, Inc.                                     188,355
    5,200   T. Rowe Price Group, Inc.                            196,300
            ------------------------------------------------------------
                                                                 949,526
            ------------------------------------------------------------

            FOOD/BEVERAGE PRODUCTS -- 4.2%
    1,100   Brown-Forman Corp., Class B                           86,482
    5,850   Dean Foods Co.*                                      184,275
   10,100   Hormel Foods Corp.                                   239,370
    3,500   McCormick & Co., Inc.                                 95,200
    1,700   The J.M. Smucker Co.                                  67,813
            ------------------------------------------------------------
                                                                 673,140
            ------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 4.3%
    2,800   Dentsply International, Inc.                         114,520
    1,700   Hillenbrand Industries, Inc.                          85,765

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

SHARES      ISSUER                                                 VALUE
------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
    7,400   Lincare Holdings, Inc.*                         $    233,174
    1,500   Patterson Dental Co.*                                 68,070
    1,500   Renal Care Group, Inc.*                               52,815
    1,600   WellPoint Health Networks, Inc.*                     134,880
            ------------------------------------------------------------
                                                                 689,224
            ------------------------------------------------------------

            INSURANCE -- 5.8%
    1,800   Cincinnati Financial Corp.                            66,762
    7,100   IPC Holdings LTD (Bermuda)                           237,850
    1,900   John Hancock Financial Services, Inc.                 58,387
    5,500   MGIC Investment Corp.                                256,520
    2,800   Principal Financial Group, Inc.                       90,300
    6,200   SAFECO Corp.                                         218,736
            ------------------------------------------------------------
                                                                 928,555
            ------------------------------------------------------------

            MACHINERY & ENGINEERING EQUIPMENT -- 0.6%
    2,600   IDEX Corp.                                            94,224

            MANUFACTURING -- 2.0%
    1,200   Carlisle Companies, Inc.                              50,592
    3,200   Cooper Industries LTD, Class A                       132,160
    6,400   Crane Co.                                            144,832
            ------------------------------------------------------------
                                                                 327,584
            ------------------------------------------------------------

            MULTI-MEDIA -- 4.6%
    3,800   Gannett Co., Inc.                                    291,878
    2,400   Knight Ridder, Inc.                                  165,432
    3,100   The E.W. Scripps Co., Class A                        275,032
            ------------------------------------------------------------
                                                                 732,342
            ------------------------------------------------------------

            OIL & GAS -- 5.8%
    3,800   Burlington Resources, Inc.                           205,466
    6,700   Devon Energy Corp.                                   357,780
    1,900   Equitable Resources, Inc.                             77,406
    3,300   Murphy Oil Corp.                                     173,580
    5,600   Premcor, Inc.*                                       120,680
            ------------------------------------------------------------
                                                                 934,912
            ------------------------------------------------------------

            PAPER/FOREST PRODUCTS -- 1.1%
    3,000   Plum Creek Timber Co., Inc.                     $     77,850
    3,150   Rayonier, Inc.                                       103,950
            ------------------------------------------------------------
                                                                 181,800
            ------------------------------------------------------------

            PIPELINES -- 2.2%
    6,600   Kinder Morgan, Inc.                                  360,690

            PRINTING & PUBLISHING -- 1.3%
      280   Washington Post Co., Class B                         205,212

            REAL ESTATE -- 2.4%
    6,700   Brookfield Properties Corp. (Canada)                 142,375
    6,700   LNR Property Corp.                                   250,580
            ------------------------------------------------------------
                                                                 392,955
            ------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUST -- 2.0%
    3,000   Kimco Realty Corp.                                   113,700
    4,000   PS Business Parks, Inc.                              141,200
    1,800   Public Storage, Inc.                                  60,966
            ------------------------------------------------------------
                                                                 315,866
            ------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 3.8%
    4,050   Applebee's International, Inc.                       127,292
   10,600   Outback Steakhouse, Inc.                             413,400
    2,300   Yum! Brands, Inc.*                                    67,988
            ------------------------------------------------------------
                                                                 608,680
            ------------------------------------------------------------

            RETAILING -- 3.8%
    4,600   AutoZone, Inc.*                                      349,462
    1,500   CDW Corp.*                                            68,700
    5,000   Foot Locker, Inc.                                     66,250
    6,300   The TJX Companies, Inc.                              118,692
            ------------------------------------------------------------
                                                                 603,104
            ------------------------------------------------------------

            TELECOMMUNICATIONS -- 5.2%
    5,800   Alltel Corp.                                         279,676
    7,800   CenturyTel, Inc.                                     271,830
    5,700   Telephone & Data Systems, Inc.                       283,290
            ------------------------------------------------------------
                                                                 834,796
            ------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                 VALUE
------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------

            TEXTILES -- 1.2%
    3,400   Mohawk Industries, Inc.*                        $    188,802

            UTILITIES -- 3.8%
    2,300   Dominion Resources, Inc.                             147,821
    5,800   Energy East Corp.                                    120,408
    5,900   Pepco Holdings, Inc.                                 113,044
    4,700   SCANA Corp.                                          161,116
    2,600   Sempra Energy                                         74,178
            ------------------------------------------------------------
                                                                 616,567
            ------------------------------------------------------------
            Total Common Stocks                               14,448,260
            (Cost $12,867,078)
            ------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 9.9%
------------------------------------------------------------------------

            MONEY MARKET FUND -- 9.9%
1,592,316   JPMorgan Prime Money Market Fund (a)               1,592,316
            (Cost $1,592,316)
            ------------------------------------------------------------
            Total Investments -- 100.0%                     $ 16,040,576
            (Cost $14,459,394)
            ------------------------------------------------------------

Abbreviations:
*    -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Fleming Asset Management Inc.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003                                                  (Unaudited)

ASSETS:
Investment securities, at value                                      $  16,040,576
Cash                                                                         5,197
Receivables:
   Investment securities sold                                               43,550
   Shares of beneficial interest sold                                       31,357
   Interest and dividends                                                   11,888
----------------------------------------------------------------------------------
Total Assets                                                            16,132,568
----------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                         915,547
   Shares of beneficial interest redeemed                                    3,651
Accrued liabilities:
   Investment advisory fees                                                    118
   Custodian fees                                                            9,104
   Trustees' fees                                                              252
   Other                                                                    14,685
----------------------------------------------------------------------------------
Total Liabilities                                                          943,357
----------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                                                         13,727,653
Accumulated undistributed (overdistributed) net investment income           41,982
Accumulated net realized gain (loss) on investments                       (161,606)
Net unrealized appreciation (depreciation) of investments                1,581,182
----------------------------------------------------------------------------------
Total Net Assets                                                     $  15,189,211
----------------------------------------------------------------------------------
Shares of beneficial interest outstanding (no par value; unlimited
  number of shares authorized):                                            815,448
Net asset value, redemption and offering price per share:            $       18.63
Cost of investments                                                  $  14,459,394
----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003                               (Unaudited)

INVESTMENT INCOME:
Dividend                                                                        $      96,810
Dividend income from affiliated investments*                                            4,073
Foreign taxes withheld                                                                   (189)
---------------------------------------------------------------------------------------------
Total investment income                                                               100,694
---------------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees                                                               41,099
Custodian fees                                                                         17,452
Printing and postage                                                                    8,837
Professional fees                                                                      22,536
Transfer agent fees                                                                     7,901
Trustees' fees                                                                          2,290
Other                                                                                   2,820
---------------------------------------------------------------------------------------------
Total expenses                                                                        102,935
---------------------------------------------------------------------------------------------
Less amounts voluntarily waived                                                        14,678
Less earnings credits                                                                      14
Less expense reimbursements                                                            29,531
---------------------------------------------------------------------------------------------
    Net expenses                                                                       58,712
---------------------------------------------------------------------------------------------
Net investment income                                                                  41,982
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
    Investments                                                                        15,886
Change in net unrealized appreciation/depreciation of:
    Investments                                                                     1,286,272
Net realized and unrealized gain (loss) on investments                              1,302,158
Net increase (decrease) in net assets from operations                           $   1,344,140
---------------------------------------------------------------------------------------------
*   Includes reimbursements of investment advisory and administration fees:     $         585
---------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED                                            (Unaudited)

                                                                    01/01/03 THROUGH           YEAR ENDED
                                                                            06/30/03             12/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                  $      41,982        $      47,321
Net realized gain (loss) on investments                                       15,886             (176,945)
Change in net unrealized appreciation/depreciation of investments          1,286,272               80,796
---------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                       1,344,140              (48,828)
---------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                        (46,621)              (2,512)
Net realized gain on investment transactions                                      --              (33,359)
---------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                       (46,621)             (35,871)
---------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                                5,918,134           10,318,883
Dividends reinvested                                                          46,621               35,871
Cost of shares redeemed                                                   (2,218,386)          (2,779,591)
---------------------------------------------------------------------------------------------------------
   Increase (decrease) from capital share transactions                     3,746,369            7,575,163
---------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                 5,043,888            7,490,464
---------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                       10,145,323            2,654,859
End of period                                                          $  15,189,211        $  10,145,323
Accumulated undistributed (overdistributed) net investment income      $      41,982        $      46,621

SHARE TRANSACTIONS:
Issued                                                                       339,364              609,304
Reinvested                                                                     2,681                1,984
Redeemed                                                                    (133,436)            (163,467)
   Change in Shares                                                          208,609              447,821
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)

1. ORGANIZATION

JPMorgan Mid Cap Value Portfolio ("Portfolio") is a separate series of J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993, for the purpose of funding flexible premium variable life insurance policies.

Portfolio shares are offered only to separate accounts of participating insurance companies and eligible plans. Individuals may not purchase shares directly from the Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts may differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. RESTRICTED AND ILLIQUID SECURITIES -- The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend. Interest

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

income is determined on the basis of coupon interest accrued using the interest method, adjusted for amortization of premiums and accretion of discounts.

D. EXPENSES -- Expenses incurred by the Trust with respect to any two or more Portfolios in the Trust are allocated in proportion to the net assets of each Portfolio in the Trust, except where allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

E. FEDERAL INCOME TAXES -- It is the Portfolio's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Internal Revenue Code.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, Robert Fleming Inc. ("RFI" or "Adviser") acts as the investment adviser to the Portfolio. RFI is a wholly owned subsidiary of J.P. Morgan Chase & Co. The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.70% of the Portfolio's average daily net assets.

For the six months ended June 30, 2003, the Adviser voluntarily waived $14,678.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any doubling up of investment advisory and administration fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMorgan Chase Bank ("JPMCB" or "Administrator") provides certain aspects of the administration and operation of the Portfolio. Under the agreement, the Portfolio has agreed to pay the Administrator a fee based on the following: if the total expenses of the Portfolio excluding the advisory fee exceed the expense limit of 0.55% of the average daily net assets of the Portfolio, the Administrator will reimburse the Portfolio for the excess expense amount. Should the expenses be less than the expense limit, the Administrator's fee would be limited to the difference between such expenses and the fees calculated under the Administration Agreement.

BISYS Fund Services, L.P. ("BISYS") serves as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

C. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as Custodian Fees. The custodian fees may be reduced by credits earned by the Portfolio, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

D. OTHER -- During the period the Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the advisor.

4. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, purchases and sales of investments (excluding short-term investments) were as follows:

                                     PURCHASES                SALES        PURCHASES             SALES
                               (EXCLUDING U.S.      (EXCLUDING U.S.          OF U.S.           OF U.S.
                                   GOVERNMENT)          GOVERNMENT)       GOVERNMENT        GOVERNMENT
                                  $  7,472,792        $  (3,831,678)         $    --           $    --

5. FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2003, were as follows:

                                                         GROSS            GROSS    NET UNREALIZED
                                   AGGREGATE        UNREALIZED       UNREALIZED      APPRECIATION
                                        COST      APPRECIATION     DEPRECIATION    (DEPRECIATION)
                               $  14,459,394      $  1,671,422     $    (90,240)   $    1,581,182

                                                                            2003
                                                      SEMI-ANNUAL REPORT JUNE 30

6. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Portfolio may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Portfolio.

In the normal course of business the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown at this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS

On or about September 1, 2003 Robert Fleming Inc. ("RFI") and J.P. Morgan Fleming Asset Management (USA) Inc. ("FAM") will merge into J.P. Morgan Investment Management Inc. ("JPMIM"). JPMIM, as the surviving entity, will assume all the rights and obligations of RFI and FAM.

In addition, on or about October 1, 2003 it is expected that JPMIM will change from being a wholly-owned subsidiary of J.P.Morgan Chase & Co. ("Parent") to being an indirectly wholly-owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings Inc.

The investment advisory services and personnel providing these services will not change as a result of the mergers.

JPMorgan Mid Cap Value Portfolio

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

                                                                      01/01/03 THROUGH      YEAR ENDED     09/28/01* THROUGH
                                                                              06/30/03        12/31/02              12/31/01
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                       $     16.72     $     16.69           $     15.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)@                                                  0.06            0.12                  0.02
   Net gains or losses on securities (both realized and unrealized)               1.92            0.03                  1.67
----------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                               1.98            0.15                  1.69
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                                           0.07            0.01                    --
   Distributions from capital gains                                                 --            0.11                    --
----------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                            0.07            0.12                    --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $     18.63     $     16.72           $     16.69
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(b)                                                                  11.85%           0.82%                11.27%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)                                $    15,189     $    10,145           $     2,655
RATIOS TO AVERAGE NET ASSETS:#
   Net expenses                                                                   1.00%           1.00%                 1.00%
   Net investment income (loss)                                                   0.71%           0.72%                 0.46%
   Expenses without waivers, reimbursements and earnings credits                  1.75%           2.69%                10.62%
   Net investment income (loss) without waivers, reimbursements
     and earnings credits                                                        (0.04)%         (0.97)%               (9.16)%
PORTFOLIO TURNOVER RATE(b)                                                          34%             72%                   21%
----------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
  @ Calculated based upon average shares outstanding.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Family of Funds

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund


               Funds may be registered under separate registrants.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Fleming Asset Management is a premier global wealth manager that has been working with affluent investors for over a hundred years. We have a keen understanding of the unique needs of the affluent investor's financial needs. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. Our investment professionals are based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank (Chase). Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

The financial information in this report has been taken from the books and records of the funds without examination by independent auditors, who express no opinion thereto.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

JPMorgan Funds Fulfillment Center
        393 Manley Street
 West Bridgewater, MA 02379-1039


(C) J.P. Morgan Chase & Co., 2003 All rights reserved.              SAN-MCVP-603

ITEM 2. CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2)  If the registrant provides the disclosure required by paragraph
                (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

          (3)  If the registrant provides the disclosure required by paragraph
                (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, FOLLOWING AN EVALUATION WITHIN 90 DAYS PRIOR TO THE FILING DATE OF THIS REPORT OF THE DISCLOSURE CONTROLS AND PROCEDURES AS DEFINED IN RULE 30a-2(c) UNDER THE ACT CONCLUDE AS FOLLOWS:

1.THE DISCLOSURE CONTROLS AND PROCEDURES REFLECT A CUMULATIVE PROCESS INVOLVING THE REGISTRANT'S SERVICE PROVIDERS;

2. THE CUMULATIVE PROCESS SEEKS TO ENSURE THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIOD SPECIFIED IN THE COMMISSION'S RULES AND FORMS AND THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THESE REPORTS IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT INCLUDING ITS PRINCIPAL EXECUTIVE AND FINANCIAL OFFICER, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND THAT

3. THIS PROCESS IS EFFECTIVE WITH REGARDS TO  ITS PURPOSE.

      (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WAS NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAS MATERIALLY AFFECTED OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

CERTIFICATIONS PURSUANT TO SECTION 302 AND 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   J.P. Morgan Series Trust II
            --------------------------------------------------------------------

By (Signature and Title)*: /s/ David Wezdenko
                           ------------------
                           David Wezdenko, Treasurer

Date: 8/22/03
      -------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*: /s/ David Wezdenko
                           ------------------
                           David Wezdenko, Treasurer

Date: 8/22/03
      -------

By (Signature and Title)* : /s/ George C.W. Gatch
                            ---------------------
                            George C.W. Gatch, President

Date: 8/22/03
      -------

* Print the name and title of each signing officer under his or her signature.